As filed with the Securities and Exchange Commission on September 29, 2006

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 48	☒

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Daniel O. Hirsch

Ropes & Gray LLP

One Metro Center

700 12th Street, NW

Washington, DC 20005

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 1, 2006 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to Essex Growth Fund and Essex Small/Micro Cap Growth Fund, each a series of Managers AMG Funds (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

P008

1	OVERVIEW

2–11	SUMMARY OF THE FUNDS

Managers AMG Essex Small/Micro Cap Growth Fund

Managers AMG Essex Growth Fund

Summary of Principal Risks

Other Important Information about the Funds and their Investment Strategies and Risks

Fund Management

12–19	SHAREHOLDER GUIDE Your Account Choosing a Share Class Distribution and Service (12b-1) Fees Transaction Policies How to Buy or Sell Shares Investor Services Federal Income Tax Information

20 –21	FINANCIAL HIGHLIGHTS Managers AMG Essex Small/Micro Cap Growth Fund Managers AMG Essex Growth Fund

22	HOW TO CONTACT US

Managers Investment Group

OVERVIEW

This Prospectus contains important information about the Essex Small/Micro Cap Growth Fund and the Essex Growth Fund, formerly the Essex Aggressive Growth Fund, (each, a “Fund” and together the “Funds”). Each Fund is part of the Managers Family of Funds, a mutual fund family advised by Managers Investment Group LLC (the “Investment Manager”) and comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

A mutual fund is a pooled investment that is professionally managed and provides access to a wide variety of companies, industries, and markets through one investment vehicle. A mutual fund is not a complete investment program and there is no guarantee that a fund will reach its stated goals.

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money. Before you invest, please make sure that you have read, and understand, the risk factors that apply to these Funds.

Each Fund is subject to management risk because it is an actively managed investment portfolio. Each Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Please read this Prospectus carefully before you invest and keep it for future reference. You should base your purchase of shares of a Fund on your own goals, risk preferences, and investment time horizons.

The following Summary of the Funds identifies each Fund’s investment objective, principal investments and strategies, principal risks, performance information, and fees and expenses. A more detailed “Summary of Principal Risks” describing the principal risks of investing in each Fund begins after the Summary of the Funds.

Managers Investment Group	1

SUMMARY OF THE FUNDS

FUND FACTS

Investment Style:

U.S. Small-Cap Equities

Benchmark:

Russell 2000 Growth Index

Ticker:

Class A: MBRSX

Class C: MBRCX

Subadvisor:

Essex Investment Management

Company, LLC (“Essex”)

MANAGERS AMG ESSEX SMALL/MICRO CAP GROWTH FUND

OBJECTIVE

The Fund’s investment objective is to achieve long-term capital appreciation.

FOCUS

The Fund typically invests in common and preferred stocks of U.S. small-capitalization companies with market capitalizations of less than $2.5 billion when the stock is initially purchased. The Fund’s investments include U.S. micro-cap companies, which when initially purchased have market capitalizations that place them among the smallest 5% of companies listed on U.S. exchanges or in the over-the-counter (OTC) market.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in common and preferred stocks of small-capitalization U.S. companies. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this policy.

PRINCIPAL INVESTMENT STRATEGIES

Essex serves as Subadvisor to the Fund and applies fundamental investment research techniques when deciding which stocks to buy or sell. Typically, Essex:

•	Selects companies that demonstrate accelerating growth in earnings and that it believes are undervalued given their financial strength.

•	Invests in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics.

•	Reviews and evaluates each company’s financial statements, sales and expense trends, earnings estimates, market position, and industry outlook.

•	Values a company against its history, industry, and the market to identify a relatively undervalued stock as compared to its potential growth.

•	Sells all or part of the Fund’s holdings in a particular stock if:

—	earnings growth decelerates; or

—	valuation is no longer attractive compared with expectations of the Fund’s long-term growth.

While Essex is committed to a small-cap and micro-cap focus for the overall portfolio, it may decide to keep a company’s stock if it has appreciated beyond the normal range.

2	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS AMG ESSEX SMALL/MICRO CAP GROWTH FUND

PRINCIPAL RISKS

•	Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to changing economic, political, or market conditions

•	Sector Risk—companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase

•	Small-Capitalization Stock Risk—small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund one should consider its overall fit within an asset allocation plan. This Fund may be appropriate for your overall investment allocation if you are:

•	Looking to gain exposure to small-and micro-cap companies

•	Diversifying equity investments that may primarily be held in larger-cap companies

•	Seeking exposure to growth-oriented investments

•	Willing to accept short-term volatility of returns

PORTFOLIO MANAGER

Nancy Prial, CFA

Senior Principal &

Portfolio Manager of Essex

See “Fund Management” on page 11 for more information on the portfolio manager.

Managers Investment Group	3

SUMMARY OF THE FUNDS

MANAGERS AMG ESSEX SMALL/MICRO CAP GROWTH FUND

PERFORMANCE SUMMARY

The performance information shown to the right includes performance of the Fund’s predecessor, a 401(k) plan trust (the “Predecessor Account”), for periods prior to the Fund’s inception on June 25, 2002. The Predecessor Account was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed on registered mutual funds. If the Predecessor Account had been registered, its performance may have been adversely affected. The Predecessor Account was also subject to different fees and expenses than the Fund.

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The information in the bar chart is for Class A shares of the Fund and does not reflect the impact of sales charges. If it did, performance would have been less than that shown. Because the Fund’s Class C shares commenced operations on March 1, 2006, no performance information has been presented in the table for Class C shares. Class C shares would have similar annual returns as Class A shares because both classes are invested in the same portfolio of securities. Annual returns for Class A and Class C shares would differ only to the extent that the classes have different expenses. The performance information reflects the impact of the Fund’s contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calendar Year Total Returns as of 12/31/05 (Class A)1

Most Recent Quarter: -9.78% (2nd Quarter 2006)

Best Quarter: 32.75% (2nd Quarter 2001)

Worst Quarter: -24.81% (3rd Quarter 2002)

Average Annual Total Returns as of 12/31/052

Essex Small/Micro Cap Growth Fund2

	1 Year	5 Years[1]	Since Inception[1]
Class A Return Before Taxes[3]	7.38%	16.33%	14.55%
Class A Return After Taxes on Distributions[3]	6.71%	15.86%	14.10%
Class A Return After Taxes on Distributions and Sale of Fund Shares[3]	5.69%	14.22%	12.64%
Russell 2000 Growth Index[4]	4.15%	2.28%	-2.27%

Class A Share performance reflects the deduction of its maximum sales charge.

[1]	Since the Predecessor Account’s inception on September 28, 2000.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	Prior to March 1, 2006, the Fund had a single shares class, which did not carry an up-front sales charge. On March 1, 2006, the existing shares were redesignated as Class A shares. Class A shares have an up-front sales charge. Performance for Class A shares above is based on the performance of the Fund’s class in existence prior to March 1, 2006, adjusted to reflect the sales charge applicable to Class A shares.
[4]	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Reflects no deduction for fees, expenses, or taxes.

4	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS AMG ESSEX SMALL/MICRO CAP GROWTH FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%[1]	None
Maximum Deferred Sales Charge (Load)	None[2]	1.00%[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee (as a percentage of the amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Class A	Class C
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%
Other Expenses	0.66%	0.66%
Total Annual Fund Operating Expenses	1.91%	2.66%
Fee Waiver and Reimbursement[4]	(0.42)%	(0.42)%
Net Annual Fund Operating Expenses	1.49%	2.24%

[1]	The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 5.75%. See “Choosing a Share Class” for further information.
[2]	Except with respect to certain redemptions or exchanges following purchases of $1 million or more. Please see “Your Account—Choosing a Share Class—Class A Shares” for further information.
[3]	The 1.00% contingent-deferred sales charge applies only if you sell Class C shares of the Fund (or exchange Class C shares of the Fund for shares of a fund that are not subject to a sales charge) within one year of purchase.
[4]	The Investment Manager has contractually agreed that through October 1, 2007, Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs, and extraordinary items) will be limited to 1.49% for Class A shares and 2.24% for Class C shares, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s Total Annual Fund Operating Expenses do not exceed the contractual expense limitation amount.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. For Class A shares, the example includes the Maximum Sales Charge (Load). Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$718	$1,102	$1,511	$2,647
Class C	$330	$787	$1,373	$2,962

The figures shown above for Class A shares would be the same whether you sold your shares at the end of a period or kept them. For Class C, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$227	$787	$1,373	$2,962

The Example reflects the impact of the Fund’s contractual expense limitation through October 1, 2007. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Managers Investment Group	5

SUMMARY OF THE FUNDS

MANAGERS AMG ESSEX GROWTH FUND

FUND FACTS

Investment Style:

All-Cap Growth

Benchmark:

Russell 3000 Growth Index

Ticker:

MEAIX

Subadvisor:

Essex Investment Management Company, LLC (“Essex”)

OBJECTIVE

The Fund’s investment objective is to achieve long-term capital appreciation.

FOCUS

The Fund invests primarily in the common stocks of U.S. companies with the potential for long-term growth. Although the Fund may invest in any size company, it usually invests in stocks with market capitalizations of $500 million to $100 billion. The Fund usually holds 40 to 60 stocks.

The Fund focuses on companies Essex believes will grow rapidly in the specialty retail, technology, health care, financial services, energy services, and basic industry sectors. Under normal circumstances, the Fund limits its investment in any single company to 5% of the Fund’s assets.

PRINCIPAL INVESTMENT STRATEGIES

Essex serves as Subadvisor to the Fund and applies fundamental investment research techniques when deciding which stocks to buy or sell. Typically, Essex:

•	Identifies the industries within various sectors that Essex believes will grow more rapidly over time than the economy as a whole.

•	Selects companies within these industries that Essex believes can generate and maintain strong revenue and/or earnings growth—generally, companies with established market positions, quality management, and strong finances.

•	Sells all or part of the Fund’s holdings in a particular stock if:

—	earnings growth decelerates;

—	valuation is no longer attractive relative to expectations of the Fund’s long-term growth; or

—	appreciation causes its value to exceed 5% of the Fund’s assets.

6	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS AMG ESSEX GROWTH FUND

PRINCIPAL RISKS

•	Growth Stock Risk—growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits

•	Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to changing economic, political or market conditions

•	Sector Risk—companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase

•	Small-and Mid-Capitalization Stock Risk—small-and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies

There is the risk that you may lose money on your investment.

Please see “Summary of Principal Risks” for more detailed information about the Fund’s principal risks.

WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION

In selecting a mutual fund one should consider its overall fit within an asset allocation plan. This Fund may be appropriate for your overall investment allocation if you are:

•	Looking to gain exposure to a wide range of companies including small to large cap

•	Diversifying other equity investments

•	Seeking investments in the specialty retail, technology, health care, financial services, energy services, and basic industry sectors

•	Seeking exposure to growth-oriented investments

•	Willing to accept short-term volatility of returns

PORTFOLIO MANAGER

David M. Goss, CFA

Senior Vice President &

Portfolio Manager of Essex

See “Fund Management” on page 11 for more information on the portfolio manager.

Managers Investment Group	7

SUMMARY OF THE FUNDS

MANAGERS AMG ESSEX GROWTH FUND

PERFORMANCE SUMMARY

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broadly based securities market index. The performance information assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the Index. The performance information reflects the impact of the Fund’s previous contractual expense limitation. If the Investment Manager had not agreed to limit expenses, returns would have been lower. As always, past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

Calender Year Total Returns as of 12/31/05 (Institutional Class)1

Most Recent Quarter: -7.07% (2nd Quarter 2006)

Best Quarter: 19.74% (2nd Quarter 2003)

Worst Quarter: -27.30% (4th Quarter 2000)

Average Annual Total Returns as of 12/31/052

Essex Growth Fund–Institutional Class2

	1 Year	5 Years[1]	Since Inception (11/01/99)[1]
Return Before Taxes	3.14%	-6.89%	-0.26%
Return After Taxes on Distributions	3.14%	-6.89%	-0.26%
Return After Taxes on Distributions and Sale of Fund Shares	2.04%	-5.72%	-0.22%
Russell 3000 Growth Index[3]	5.17%	-3.15%	-3.97%

[1]	Returns for all periods prior to March 1, 2002 reflect performance of the Investor class, which began operations on November 1, 1999. Prior to March 1, 2002, the Fund had a single share class (the Investor class). On March 1, 2002, the Institutional share class was launched with a lower total operating expense ratio than the Investor class. The Fund changed to a single class structure on June 30, 2006, when the Investor class was closed and each Investor class share of the Fund outstanding at the conversion time was converted to a number of full and/or fractional Institutional class shares of the Fund. The performance information for periods prior to March 1, 2002, reflects actual performance of the Investor class shares for that period and has not been adjusted for any expense ratio difference between the Investor and Institutional class shares.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. Reflects no deduction for fees, expenses, or taxes.

8	Managers Investment Group

SUMMARY OF THE FUNDS

MANAGERS AMG ESSEX GROWTH FUND

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Institutional Class
Maximum Sales Charge (Load)	None
Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load)	None
Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of the amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Institutional Class
Management Fee	1.00%
Distribution (12b-1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.29%

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$131	$409	$708	$1,556

Managers Investment Group	9

SUMMARY OF THE FUNDS

SUMMARY OF PRINCIPAL RISKS

GROWTH STOCK RISK

Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general.

MARKET RISK

Market prices of securities held by a Fund may fall rapidly or unpredictably. The prices of stocks will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity securities generally have greater price volatility than fixed-income securities.

MID-CAPITALIZATION STOCK RISK

(Essex Growth Fund Only)

Mid-capitalization companies involve more risk than larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

SECTOR RISK

Companies that are in similar businesses may be similarly affected by particular economic or market events. As a result, a Fund’s performance could be more volatile than the performance of a fund that is more diversified across industries and sectors.

SMALL-CAPITALIZATION STOCK RISK

Small-capitalization companies involve more risk than larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A Fund may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small-capitalization companies are out of favor.

OTHER IMPORTANT INFORMATION ABOUT THE FUNDS AND THEIR INVESTMENT STRATEGIES AND RISKS

In addition to the investment strategies described in this Prospectus, the Funds may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Funds’ Statement of Additional Information (“SAI”).

TEMPORARY DEFENSIVE MEASURES

From time to time, each Fund may invest a portion of its assets in money market securities as a temporary defensive measure. Of course, a Fund cannot pursue its stated investment objective while taking these defensive measures.

PORTFOLIO TURNOVER

Each Fund may sell any security when it believes the sale is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI, which is available on the Funds’ Web site at www.managersinvest.com.

INVESTMENT OBJECTIVES

Each Fund’s investment objective may be changed without shareholder approval.

10	Managers Investment Group

SUMMARY OF THE FUNDS

FUND MANAGEMENT

Each Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies. The Essex Small/Micro Cap Fund currently offers two classes of shares, Class A and Class C. The Essex Growth Fund currently offers a single class of shares, Institutional Class.

The Investment Manager, located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, is an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 600 Hale Street, Prides Crossing, Massachusetts 01965. The Investment Manager serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of Essex, the Subadvisor to each Fund. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly-owned subsidiary of the Investment Manager, serves as the Funds’ distributor.

Essex has day-to-day responsibility for managing the Funds’ portfolios. Essex, located at 125 High Street, Boston, Massachusetts 02110, was formed in 1976. AMG owns a majority interest in Essex. As of June 30, 2006, Essex had assets under management of approximately $3.45 billion.

MANAGERS AMG ESSEX SMALL/MICRO CAP GROWTH FUND

Nancy Prial is primarily responsible for the day-to-day management of the Fund. Ms. Prial came to Essex in January 2005, and has managed the Fund (including the Predecessor Account) since 2002. She is a Senior Principal and Portfolio Manager at Essex and has served in those positions since January 2005. She was Chief Investment Officer with The Burridge Group from 1998 to January 2005, and a Senior Portfolio Manager with American Century Investors from February 1994 to March 1998.

Additional information regarding other accounts managed by Ms. Prial, her compensation, and ownership of Fund shares is available in the SAI.

MANAGERS AMG ESSEX GROWTH FUND

David Goss is primarily responsible for the day-to-day management of the Fund. Prior to joining Essex in 2004, Mr. Goss spent ten years at Alliance Capital Management, L.P. where he was a Senior Portfolio Manager for five years and an Equity Analyst for five years. Previously, he was an Engineer/Scientist at McDonnell Douglas Space Systems Co. in California. Mr. Goss received his B.S. in Engineering at the University of Michigan and his M.B.A. from the Fuqua School of Business at Duke University.

Additional information regarding other accounts managed by Mr. Goss, his compensation, and ownership of Fund shares is available in the SAI.

ADDITIONAL INFORMATION

Each Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of each Fund. The Investment Manager, in turn, pays Essex 1.00% of its average daily net assets of each Fund for its services as Subadvisor. Under its investment management agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives compensation from Essex for its administrative services to the Funds pursuant to separate agreements between the Investment Manager and Essex.

A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Funds between the Trust and the Investment Manager and the Subadvisory Agreement between the Investment Manager and Essex is available in the Funds’ Semi-Annual Report to Shareholders for the period ended November 30, 2005.

Managers Investment Group	11

SHAREHOLDER GUIDE

YOUR ACCOUNT

You may invest in the Essex Small/Micro Cap Growth Fund by purchasing either Class A or Class C shares. Each Class of shares is subject to different types and levels of sales charges and bears a different level of expenses. The Essex Growth Fund offers only Institutional Class shares.

The Class A and Class C shares of the Essex Small/Micro Cap Growth Fund are subject to the expenses of a plan of distribution adopted by the Board of Trustees, which will result in lower total returns than if a plan of distribution was not in place. The net asset value per share of the two Classes may also differ. In all other material respects, the Class A and Class C shares are the same, each share representing a proportionate interest in the Fund.

Each Fund and Class of shares is subject to a minimum (and possible maximum) initial investment amount, as described on page 17.

Your purchase or redemption of Fund shares is based on the Fund’s share price. The price at which you purchase and redeem your shares is based on the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV is equal to the Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Funds will also receive that day’s offering price provided the purchase orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Funds will also be redeemed at the net asset value computed that day provided that the orders the processing organization transmits to the Funds were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Therefore, the Funds’ NAV may be impacted on days when investors may not be able to purchase or redeem Fund shares.

FAIR VALUE POLICY

The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. The Funds use the fair value of a portfolio investment to calculate its NAV when, for example:

•	Market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed;

•	Trading in a portfolio investment is suspended and not resumed before the Fund calculates its NAV;

•	A significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and when the Fund calculates its NAV;

•	An investment’s price has remained unchanged over a period of time (often referred to as a “stale price”); or

•	The Investment Manager determines that a market quotation is inaccurate.

The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly-traded securities are judged to be stale so that they reflect fair value.

An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

12	Managers Investment Group

SHAREHOLDER GUIDE

CHOOSING A SHARE CLASS

Investors can choose between two share classes when investing in the Essex Small/Micro Cap Growth Fund, while there is a single class of shares available for the Essex Growth Fund:

Essex Small/Micro Cap Growth Fund

•	Class A

•	Class C

Essex Growth Fund

•	Institutional Class

When choosing a share class, it is important to consider these four factors:

•	The amount you plan to invest;

•	The length of time you intend to keep the money invested;

•	Your investment objectives; and

•	The expenses and charges for the class.

We recommend that you also discuss your investment goals and choices with your financial professional to determine which share class is right for you.

CLASS A SHARES

Essex Small/Micro Cap Growth Fund

The offering price of Class A shares equals the Fund’s current share price, or NAV, plus an initial sales charge that varies according to the amount you invest, as shown below. In addition, for purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed within the first 18 months of purchase, as described below. You also pay annual distribution and shareholder service (12b-1) fees of 0.25%. See page 15 for more information.

SALES CHARGE REDUCTIONS AND WAIVERS

To determine the initial sales charge, we add the current NAV of any existing investments in the Managers Family of Funds to the amount of your investment, which could mean a lower sales charge. You may also be eligible for a reduced sales charge if you do the following:

•	You may add Managers Funds held by other fiduciaries on your behalf. To obtain this benefit, you must tell us when you buy Class A shares about your ownership of these other funds and ask us to calculate your sales charge accordingly. You must also inform your broker-dealer or other financial intermediary of any other investments you own in the Managers Family of Funds.

•	You may submit a Letter of Intent to buy more shares. If you agree to invest a definite amount in Class A shares of the Fund over the 13 months following your first purchase, we calculate the initial sales charge as if you are purchasing all the shares at one time. You could lower the sales charge still further if you include investments in other funds in the Managers Family of Funds in your Letter of Intent. The Letter of Intent may be deemed to be effective by up to 90 days to include prior purchases, but may not cover more than 13 months in total.

•	We may waive the initial sales charge in our discretion or for investments by certain eligible investors, including:

—	Omnibus accounts established in conjunction with certain tax-qualified employee benefit plans;

—	Accounts established by financial intermediaries that have selling agreements with the distributor or have services agreements with the investment manager;

—	Current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members;

.—	Current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouse, children, grandchildren, siblings, father/mother-in-law, sister/brother-in-

CALCULATING THE SALES CHARGE

If the amount of your purchase is...	Your initial sales charge as a % of the share price is:	Your initial sales charge as a % of the total you invested is:	The one-time dealer allowance as a % of share price is:
Less than $25,000	5.75	6.10	5.00
$25,000 to $49,999	5.00	5.26	4.25
$50,000 to $99,999	4.50	4.71	3.75
$100,000 to $249,999	3.50	3.63	2.75
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	1.50	1.52	1.20
$1,000,000 or more	None	None	None	*

*	If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption if you redeem (or exchange for shares of a fund that are not subject to a sales charge) any or all of such Class A shares during the first 18 months after purchase. The Distributor may make a payment to financial intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments.

Managers Investment Group	13

SHAREHOLDER GUIDE

laws, daughter/son-in-laws, nieces, nephews, and domestic partner, and a trust or plan established primarily for the benefit of any of these individuals;

—	Certain charitable or governmental organizations, investment advisors making purchases for their own accounts or the accounts of advisory clients, bank trust departments or trust companies making purchases on behalf of trust or fiduciary accounts;

—	Wrap-fee accounts or asset allocation programs in which the shareholder pays an asset-based service fee; and

—	Additional investments by accounts established prior to March 1, 2006, the date on which the Fund’s existing share class was redesignated as Class A shares.

•	If you reinvest the amount you receive from the sale of your shares within 180 calendar days after the purchase, there is no charge. You may exercise this reinvestment privilege only once per Fund investment, and additional restrictions may apply.

For more information on sales charge reductions and waivers, consult your registered financial professional, the Funds’ Web site at www.managersinvest.com, or the SAI.

CLASS C SHARES

Essex Small/Micro Cap Growth Fund

Class C shares have no up-front sales charges. Your entire amount invested purchases Fund shares at the Fund’s NAV. However, you do pay:

•	A surrender charge (referred to as “contingent deferred sales charge,” or CDSC) on shares you sell or exchange for shares of a fund that are not subject to a sales charge, within one year of your purchase; and

•	Higher annual expenses than Class A shares on your investment for ten years after your purchase.

•	If you reinvest the amount you receive from the sale of your shares within 180 calendar days after the purchase, there is no charge. You may exercise this reinvestment privilege only once per Fund investment, and additional restrictions may apply.

•	An annual 12b-1 distribution and shareholder service fees of 1.00%.

Class C shares convert to an equal dollar value of Class A shares at the end of the tenth year after purchase.

CDSC REDUCTIONS AND WAIVERS

For Class C shares and certain large purchases of Class A shares, you will be charged a CDSC on shares you sell or exchange for shares of a fund that do not have a sales charge.

To minimize the CDSC you pay:

•	The Fund assumes that shares acquired through reinvested dividends and capital gains distributions (which are not subject to CDSC) are sold first.

•	Shares that have been in your account long enough so they are not subject to a CDSC are sold next.

•	After these shares are exhausted, the Fund sells shares in the order in which they were purchased, from oldest to newest.

The amount of any CDSC that you pay is based on the shares’ original purchase price or current NAV, whichever is less.

The Fund or the Distributor may, in its discretion, waive the CDSC anytime, including when the following circumstances occur:

•	Certain benefit payments and mandatory withdrawals under retirement plans;

•	Death or disability of the shareholder; and

•	Payments under a qualifying automatic redemption plan.

You do not pay a CDSC when you exchange shares of the Fund to buy the same class of shares of any other Fund in the Managers Family of Funds. If you sell the shares that you acquired by exchanging shares of the Fund, the Fund calculates the CDSC as if you held the shares from the date you originally purchased the shares you exchanged.

Consult your registered financial professional or the SAI for more information about CDSC waivers.

COMPARING FEES AND EXPENSES FOR SHARE CLASSES WITH SALES CHARGES

	Class A Shares	Class C Shares
Sales Charge	Up to 5.75% of investment, depending on investment amount (see table on previous page)	None

Surrender Charge (CDSC)	None (except with respect to certain redemptions following purchases of $1 million or more)	1% of purchase or sale, whichever is less, within one year of purchase

Operating Expenses	Lower than Class C shares

Annual Return	Higher than comparable investment in Class C shares

Distribution & Service(12b-1) Fees	0.25%	1.00%

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SHAREHOLDER GUIDE

MAXIMUM INVESTMENT IN CLASS C SHARES

The Fund will refuse a purchase order for Class C shares when the total value of the purchase, plus the value of existing investments in the Managers Family of Funds, is $1,000,000 or more. If you are considering cumulative purchases of $1,000,000 or more in the Managers Family of Funds, consult your registered investment professional to determine whether Class A shares may be more to your advantage.

INSTITUTIONAL CLASS SHARES

Institutional Class shares of the Essex Growth Fund have no upfront sales charges or CDSC. Your entire amount invested purchases Fund shares at the Fund’s NAV. The Fund also does not pay annual 12b-1 distribution and shareholder service fees.

INVESTING THROUGH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer, or other financial intermediary, rather than directly with the Fund, the policies, fees, and minimum investment amounts may differ from those described in this Prospectus. The Fund may also participate in programs with national brokerage firms that limit a shareholder’s transaction fees, and may pay fees to these firms in return for participation in these programs for servicing shareholders. The servicing fees are paid out of the assets of the Funds on an ongoing basis and will increase the cost of your investment.

The Investment Manager and/or the Distributor may pay compensation (out of their own funds and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the net asset value or the price of a Fund’s shares.

DISTRIBUTION AND SERVICE (12b-1) FEES

The Essex Small/Micro Cap Growth Fund has adopted a Distribution and Service Plan (12b-1 Plan) for Class A and Class C shares that allows the Fund to pay fees for selling and distributing its shares and for providing service to shareholders. The 12b-1 fees are paid to the Distributor to cover the Fund’s sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the Fund’s net assets on an ongoing basis, they increase the cost of your investment the longer you hold it and will result in lower total returns and may end up costing you more than other types of sales charges.

Class A Shares

•	The selling broker/dealer may retain the portion of the front-end sales charge you pay on these shares, identified as the dealer allowance in the comparison chart on page 13.

•	Fees paid to the Distributor may not exceed 0.25% annually of the Class A average daily NAV.

Class C Shares

•	The Distributor pays the selling broker/dealer 1.00% of the purchase amount. The Fund uses part of the proceeds from the CDSC (applicable to shares sold within one year of purchase) and the 12b-1 fee to defray this payment.

•	The payments for shareholder servicing may not exceed an annual rate of 0.25% of the Class C average daily NAV.

TRANSACTION POLICIES

OPENING YOUR ACCOUNT

You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Funds with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.

BUYING AND SELLING SHARES

You may buy shares of the Funds once you set up an account. You also may buy additional shares or sell your shares anytime. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form. Each Fund’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York Time.

PROCESSING ORDERS

If you sell shares in the Funds, the Funds will send your check to the address we have on file for your account. If the sale of your shares follows a purchase by check, the Funds may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared.

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SHAREHOLDER GUIDE

HOW TO BUY OR SELL SHARES

	If you wish to open an account and buy shares*...	If you wish to add shares* to your account...	If you wish to sell shares...

Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to Managers to: Managers c/o PEPC, Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to Managers to: Managers c/o PFPC, Inc. PO Box 9769 Providence, RI 02940-9769 (Include your account number and fund name on your check)

Write a letter of instruction containing:

•      Name of the fund

•      Dollar amount or number of shares you wish to sell

•      Your name

•      Your account number

•      Signatures of all account owners

Mail your letter to:

Managers

c/o PFPC, Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000 for Class A and Class C shares and $250,000 for Institutional Class shares)

Over the Internet	Not available	If your account has already been established, go to our Web site at www.managersinvest.com	Go to our Web site at www.managersinvest.com

By bank wire	Not available

Instruct your bank to wire monies to :

PNC Bank, N.A.

Philadelphia, PA

ABA #031000053

FFC to: 8614972935

Managers

Attn: Control Department

FBO shareholder name, account number, and Fund name

(Your bank may charge you a fee for this service; call 800.548.4539 if you have questions)

Available if bank wire instructions are on file for your account.

*	Please indicate which class of shares you are buying when you place your order.

16	Managers Investment Group

SHAREHOLDER GUIDE

INVESTMENT MINIMUMS

Your cash investments in the Funds must be in U.S. dollars. We do not accept third-party or “starter” checks.

Essex Small/Micro Cap Growth Fund

Share Class	Initial Investment	Additional Investments
Class A:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

Class C:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100

Essex Growth Fund
Share Class	Initial Investment	Additional Investments
Institutional Class
• Regular Accounts	$100,000	$1,000
• Individual Retirement Accounts	$10,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and trustees of the Trust and other funds of the Managers Family of Funds, as well as their family members; current or retired officers, directors, and employees of AMG and certain participating affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouse, children, grandchildren, siblings, father/mother-in-law, sister/brother-in-law, daughter/son-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, a Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

SIGNATURE GUARANTEE

If you are selling $50,000 or more worth of Class A or Class C shares or $250,000 or more of Institutional Class shares, you will need to provide the Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareowners added protection because it guarantees that the person who signs the transaction request is the actual shareowner or legally authorized representative.

We accept medallion imprints only from a guarantor institution such as a bank, broker/dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. A notary public cannot provide a signature guarantee.

UNAUTHORIZED TRANSACTIONS

The Funds are not responsible for any losses due to unauthorized transactions as long as the Funds follow reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Funds at 800.548.4539 for instructions.

LIMITATIONS ON THE FUND

The Funds may restrict or limit certain transactions including but not limited to the following examples:

•	Redeem your account if its value falls below $500 with respect to Class A or Class C shares, or falls below $50,000 with respect to Institutional Class shares, due to redemptions you make after the Fund gives you 60 days notice and the opportunity to reestablish your account balance;

•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;

•	Change the minimum required investment amounts;

•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;

•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash;

•	Refuse a buy order for any reason, including your failure to submit a properly completed application;

•	Refuse an exchange request for any person or group if the Fund determines that the request could adversely affect the Funds, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” on page 18.) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and

•	End or change the exchange privilege policy after giving 60 days advance notice to shareholders or impose fees in connection with exchanges or sales.

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SHAREHOLDER GUIDE

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Funds, commonly referred to as “market timing.” These activities may disrupt management of the Funds’ portfolios, increase the Funds’ expenses, and have a negative impact on the Funds’ performance. There may be additional risks due to frequent trading activities. Because the securities in which the Essex Small/Micro Cap Growth Fund invests tend to be less liquid and their prices more volatile than the securities of larger-capitalization companies, the Essex Small/Micro Cap Growth Fund may be a target for investors who seek to capitalize on price arbitrage opportunities.

Monitoring Trades

To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Funds’ Transfer Agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Funds’ Transfer Agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.

Limiting Trades

The Funds may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Funds and their shareholders. Transactions accepted by a financial intermediary that violate the Funds’ frequent trading policies are not considered to be acceptable by the Funds, and the Funds may reject them on the next business day after the financial intermediary has received them.

Although the Funds use reasonable efforts to prevent market timing activities in the Funds, their efforts may not always succeed. For example, although the Funds strive to apply these policies and procedures uniformly to all accounts, the Funds receive certain purchase, exchange, and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds. As a result, the Funds’ ability to detect frequent trading activities by investors who hold shares through financial intermediaries may be limited by the willingness of such intermediaries to monitor for these activities.

INVESTOR SERVICES

AUTOMATIC INVESTMENTS

You may arrange to make automatic deductions at regular intervals from a designated bank account.

AUTOMATIC REINVESTMENT PLAN

This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Fund.

AUTOMATIC REDEMPTIONS

With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Funds will complete the redemption on the next business day.

RETIREMENT PLANS

You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Funds for the same class of shares of other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors.

•	The value of the shares exchanged must meet the minimum purchase requirement of the Fund for which you are exchanging them.

•	If you exchange Class A shares of a Fund, you will not be charged an initial sales charge on the shares for which you are exchanging them.

•	Except for a CDSC that may be applicable to your exchange of Class A or Class C shares, there is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” on page 19.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

•	If you sell Class C shares you acquired through an exchange within a year, we calculate any CDSC from the date you originally purchased the shares that you exchanged.

•	If you sell Class A shares you acquired through an exchange following a purchase of $1 million or more, we determine if a CDSC is applicable by referring to the date you originally purchased the shares that you exchanged to determine if you have held the shares for less than 18 months.

18	Managers Investment Group

SHAREHOLDER GUIDE

You can request your exchange in writing; by telephone (if elected on the application); by Internet; or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the Prospectus of any Fund that you are considering for an exchange. When you purchase a Fund’s shares by exchange, the same terms and conditions that apply to any new investment in that Fund also apply to the exchange. The Funds may discontinue, alter, or limit the exchange privileges anytime.

ACCOUNT STATEMENTS

The Funds will send you quarterly and yearly statements with details about your account activity. The Funds also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.

DIVIDENDS AND DISTRIBUTIONS

The Funds normally declare and pay any income dividends and net capital gain distributions annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Funds will do this automatically unless you request otherwise. You may also change your election anytime by giving the Funds written notice at least 10 days before the scheduled payment date.

CHANGES TO YOUR ACCOUNT

The Funds mail correspondence and other materials to the address on file for you. Please notify the Funds immediately of any changes to your address or to other information that might affect your account.

FEDERAL INCOME TAX INFORMATION

The following tax information is general and describes certain federal income tax consequences of an investment in the Funds under the Internal Revenue Code of 1986 (the “Code”), as amended, and as in effect as of the date of this prospectus. The Funds do not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, brokerage dealers, and foreign persons that may qualify for special treatment under the federal income tax laws. You should consult a tax advisor about the federal, state, local, and foreign tax consequences to you of your investment in the Funds based on your particular circumstances.

TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS

Distributions of investment income, whether reinvested or taken as cash, are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long each Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends are taxable as long-term capital gains.

•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable as ordinary income.

•	Properly designated distributions of “qualified dividend income” are taxable at the rate that applies to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements.

TAXABILITY OF TRANSACTIONS

Class C shares of the Essex Small/Micro Cap Growth Fund automatically convert to Class A shares of the Fund at the end of the tenth year after purchase. The IRS currently treats these automatic conversions as not taxable.

If the IRS changes its tax treatment, the Fund may suspend the automatic conversion feature. If this happens, you would have the option to convert your Class C shares at the end of the tenth year, to Class A shares. This exchange would be based on the relative NAV of the Class A and the Class C shares and would not result in a sales charge or fee, but you might face certain tax consequences.

Any gain that results from the sale or exchange of your shares is generally also subject to federal income tax. Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws are not taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a Fund) from such a plan.

TAX WITHHOLDING

To avoid withholding of taxes on distributions or sale proceeds, federal law requires you to:

•	Provide your Social Security number (SSN) or other taxpayer identification number (TIN);

•	Certify that your SSN or TIN is correct; or

•	Certify that you are exempt from withholding.

In addition, the Funds must also withhold taxes on distributions and sale proceeds if the IRS notifies the Funds that the SSN or TIN you provided is incorrect, or the IRS notifies the Funds that you have failed to properly report certain interest and dividend income.

Managers Investment Group	19

FINANCIAL HIGHLIGHTS

MANAGERS AMG ESSEX SMALL/MICRO CAP GROWTH FUND

The following Financial Highlights tables are intended to help you understand each Fund’s financial performance for the past fiscal periods. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions. This information, derived from the Funds’ Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Funds’ Annual Report, which is available upon request.

Managers AMG Essex Small/Micro Cap Growth Fund	For the fiscal year ended May 31,			For the fiscal period ended May 31, 2003**
Class A Shares	2006*	2005	2004
Net Asset Value, Beginning of Period	$14.81	$15.18	$10.55	$10.00
Income from Investment Operations:
Net investment loss	(0.06)	(0.26)	(0.18)	(0.09)
Net realized and unrealized gain on investments	4.94	0.48[5]	4.97	0.64
Total from investment operations	4.88	0.22	4.79	0.55
Less Distributions to Shareholders from:
Net realized and unrealized gain on investments	(0.76)	(0.59)	(0.16)	—
Net Asset Value, End of Period	$18.93	$14.81	$15.18	$10.55
Total Return[1]	33.35%	1.16%	45.39%	5.50%[2]
Ratio of net expenses to average net assets	1.49%	1.49%	1.49%	1.49%[3]
Ratio of net investment loss to average net assets[1]	(1.04)%	(1.26)%	(1.28)%	(1.16)%[3]
Portfolio turnover	78%	118%	84%	121%[2]
Net assets at end of period (000’s omitted)	$66,702	$8,510	$24,333	$1,728

Expense Offsets:[4]
Ratio of total expenses to average net assets	1.19%	2.17%	2.50%	6.68%[3]
Ratio of net investment loss to average net assets	(1.45)%	(1.92)%	(2.29)%	(1.16)%[3]

Class C Shares	For the fiscal period ended May 31, 2006*
Net Asset Value, Beginning of Period	$19.71
Income from Investment Operations:
Net investment loss	(0.04)
Net realized and unrealized loss on investments	(0.78)
Total from investment operations	(0.82)
Net Asset Value, End of Period	$18.89
Total Return[1]	(4.11)%[2]
Ratio of net expenses to average net assets	2.24%[3]
Ratio of net investment loss to average net assets[1]	(1.76)%[3]
Portfolio turnover	78%
Net assets at end of period (000’s omitted)	$2,709

Expense Offsets:[4]
Ratio of total expenses to average net assets	2.56%[3]
Ratio of net investment loss to average net assets	(2.08)%[3]

*	At the close of business February 28, 2006, all existing shares of the Essex Small/Micro Cap Growth Fund became Class A Shares. Class C shares commenced operations on March 1, 2006.
**	Commencement of operations was June 25, 2002.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[3]	Annualized.
[4]	Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes.
[5]	The per share number is inconsistent with the Statement of Operations due to the timing of capital share activity.

20	Managers Investment Group

FINANCIAL HIGHLIGHTS

MANAGERS AMG ESSEX GROWTH FUND

	For the fiscal year ended May 31, 2006	For the fiscal period ended May 31, 2005**	For the fiscal year ended October 31,
			2004	2003	2002*
Managers AMG Essex Growth Fund
Institutional Class Shares
Net Asset Value Beginning of Period	$8.86	$8.54	$8.97	$7.04	$8.21
Income from Investment Operations:
Net Investment loss	(0.10)	(0.03)	(0.10)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	1.21	0.35	(0.33)	2.00	(1.11)
Total from investment operations	1.11	0.32	(0.43)	(1.93)	(1.17)
Net Asset Value, End of Period	$9.97	$8.86	$8.54	$8.97	$7.04
Total Return [1]	12.53%	3.75%[2]	(4.79)%	27.41%	(14.25)%[2]
Ratio of net expenses to average net assets	1.29%	1.41%[3]	1.31%	1.33%	1.39%[3]
Ratio of net investment loss to average net assets [1]	(0.68)%	(0.42)%[3]	(0.98)%	(0.83)%	(1.06)%[3]
Portfolio turnover	74%	139%[2]	107%	111%	170%[2]
Net assets at end of period (000’s omitted)	$24,092	$39,434	$59,934	$78,473	$70.295

Expense Offsets: [4]
Ratio of total expenses to average net assets	—	—	—	—	1.40%[3]
Ratio of net investment loss to average net assets	—	—	—	—	(1.07)%[3]

*	For the period March 1, 2002 through October 31, 2002.
**	For the period November 1, 2004 through May 31, 2005.
1	Total returns and net investment income would have been lower had certain expenses not been reduced.
2	Not annualized.
3	Annualized.
4	Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes.
5	Ratios reflect expense reimbursements that were in effect prior to March 1, 2002.

Managers Investment Group	21

HOW TO CONTACT US

ESSEX SMALL/MICRO CAP GROWTH FUND AND ESSEX GROWTH FUND

INVESTMENT MANAGER

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

203.299.3500 or 800.835.3879

SUBADVISOR

Essex Investment Management Company, LLC

125 High Street

Boston, Massachusetts 01220

DISTRIBUTOR

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

CUSTODIAN

The Bank of New York

2 Hanson Place

Brooklyn, New York 10286

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

TRANSFER AGENT

PFPC, Inc.

P.O. Box 9769

Providence, Rhode Island 02940-9769

800.548.4539

TRUSTEES

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

22	Managers Investment Group

WHERE TO FIND ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information (“SAI”), annual report, and semiannual report contain additional information about the Funds and their investments. The annual and semiannual reports include a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the previous fiscal year.

To request free copies of these materials or to make other inquiries, please contact the Funds:

•	By telephone:

800.835.3879

•	By mail:

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

•	On the Internet:

Electronic copies are available on our Web site at

www.managersinvest.com

Information about the Funds, including the Funds’ current SAI and annual and semiannual reports, is on file with the Securities and Exchange Commission (SEC). The Funds’ SAI is incorporated by reference into (is legally part of) this Prospectus.

Reports and other information about the Funds are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. You may also review and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.

© 2006 Managers Investment Group LLC

Investment Company Act Registration Number 811-09521

www.managersinvest.com

MANAGERS AMG FUNDS

MANAGERS AMG ESSEX GROWTH FUND

(formerly Managers AMG Essex Aggressive Growth Fund)

Supplement to Prospectuses dated October 1, 2006

Investor Class - Supplemental Information

Investor Class Information

Managers AMG Essex Growth Fund (the “Fund”) currently offers Institutional Class shares. In addition to Institutional Class shares, the Fund may from time to time issue Investor Class shares. Investor Class shares are subject to a Distribution and Service Plan (12b-1 Plan). As a result of these differences in the distribution and servicing arrangements, the Investor Class shares can be expected to bear higher expenses than the Institutional Class shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in the Fund. In addition, each class of shares of the Fund is subject to a different minimum initial investment requirement, as described in greater detail below.

The Investor Class shares may be purchased directly from the Fund through its distributor or through financial intermediaries that have entered into arrangements with Managers AMG Funds (the “Trust”) or Managers Investment Group LLC (the “Investment Manager”) to provide shareholder services to investors, the cost of which may be borne in whole or in part by the Trust and allocated as an expense to all shareholders of the Investor Class.

Performance

Average Annual Total Returns as of 12/31/05

	1 Year	5 Years	Since Inception
Return Before Taxes – Institutional Class	3.14%	-6.89%	-0.26%
Return After Taxes on Distributions – Institutional Class	3.14%	-6.89%	-0.26%
Return After Taxes on Distributions and Sale of Fund Shares – Institutional Class	2.04%	-5.72%	-0.22
Return Before Taxes – Investor Class(1)	2.96%	-7.10%	-0.44%
Russell 3000 Growth Index	5.17%	-3.15%	-3.97%

(1)	On June 30, 2006, the Investor Class was closed and each Investor Class share outstanding on that date was automatically converted to a number of full and/or fractional Institutional Class shares of the Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional Class shares	1.00%	0.00%	0.29%	1.29%
Investor Class shares	1.00%	0.25%	0.29%	1.54%

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class shares	$131	$409	$708	$1,556
Investor Class shares	$157	$486	$839	$1,835

Minimum Investment in the Fund

The following table provides the minimum initial and additional investments in the Fund for Institutional and Investor Class shares:

	Initial Investment	Additional Investment
Institutional Class
Regular Accounts	$100,000	$1,000
Individual Retirement Accounts	10, 000	1,000

Investor Class
Regular Accounts	$5,000	$1,000
Individual Retirement Accounts	2, 000	1,000

Distribution Plan

The Trust has adopted a distribution plan to pay for the marketing of Investor Class shares of the Fund. The Board of Trustees has authorized payments to the Fund’s distributor under the plan at an annual rate of 0.25% of the Fund’s average daily net assets allocable to the Investor Class shares of the Fund. Institutional Class shares are not subject to a distribution plan and are not affected by expenses incurred under the distribution plan. Because payments under the plan are expenses allocable to Investor Class shares that are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment in Investor Class shares and may cost more than other types of sales charges.

How to Sell Shares

Telephone redemptions are available only for redemptions of less than $50,000 for Investor Class Shares. Redemptions of $50,000 or more worth of Investor Class shares of the Fund require a medallion guarantee.

Operating Policies

The Fund reserves the right to redeem an account if the value of the account falls below $500 for Investor Class shares due to redemptions upon 60 days’ notice and the opportunity to reestablish the account balance.

Financial Highlights

Investor Class Shares	For the fiscal year ended May 31, 2006	For the fiscal period ended May 31, 2005**	For the fiscal year ended October 31,

			2004	2003	2002	2001
Net Asset Value, Beginning of Period	$8.77	$8.46	$8.91	$7.01	$8.85	$16.94

Income from Investment Operations:

Net investment loss	(0.09)	(0.04)	(0.17)	(0.07)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	1.16	0.35	(0.28)	1.97	(1.76)	(8.04)

Total from investment operations	1.07	0.31	(0.45)	1.90	(1.84)	(8.09)

Net Asset Value, End of Period	$9.84	$8.77	$8.46	$8.91	$7.01	$8.85

Total Return [1]	12.20%	3.66%[2]	(5.05)%	27.10%	(20.79)%	(47.76)%

Ratio of net expenses to average net assets	1.54%	1.66%[3]	1.56%	1.58%[5]	1.10%[5]	1.10%[5]
Ratio of net investment loss to average net assets [1]	(0.93)%	(0.67)%[3]	(1.23)%	(1.08)%[5]	(0.82)%[5]	(0.41)%[5]
Portfolio turnover	74%	139%[2]	107%	111%	170%	212%
Net assets at end of period (000’s omitted)	$447	$535	$582	$1,142	$475	$131,430

Expense Offsets: [4]
Ratio of total expenses to average net assets -	—	—	—	—	1.20%	1.16%
Ratio of net investment loss to average net assets -	—	—	—	—	-(0.91)%	(0.47)%

**	For the period November 1, 2004 through May 31, 2005.
1	Total returns and net investment income would have been lower had certain expenses not been reduced.
2	Not annualized.
3	Annualized.
4	Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes.
5	Ratios reflect expense reimbursements that were in effect prior to March 1, 2002.

MANAGERS AMG FUNDS

ESSEX GROWTH FUND

(formerly, Essex Aggressive Growth Fund)

ESSEX SMALL/MICRO CAP GROWTH FUND

STATEMENT OF ADDITIONAL INFORMATION

DATED: October 1, 2006

You can obtain a free copy of the Prospectus of the Essex Small/Micro Cap Growth Fund and the Essex Growth Fund, formerly the Essex Aggressive Growth Fund, (each a “Fund,” collectively the “Funds”) by calling the Funds at (800) 548-4539. The Prospectus provides basic information about investing in the Funds.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with the Funds’ Prospectus.

The Financial Statements of each Fund, including the Report of the Independent Registered Public Accounting Firm, for the fiscal year ended May 31, 2006 included in each Fund’s Annual Report for the fiscal year ended May 31, 2006 are incorporated by reference into this Statement of Additional Information (meaning such documents are legally a part of this Statement of Additional Information). The Annual and Semi-Annual Reports are available without charge by calling the Funds at (800) 548-4539 or by visiting the Funds’ website at www.managersinvest.com.

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates to the Essex Small/Micro Cap Growth Fund (the “Small/Micro Cap Fund”) and the Essex Growth Fund (the “Growth Fund” and together, the “Funds”). The Funds are series of shares of beneficial interest of Managers AMG Funds, a Massachusetts business trust (the “Trust”), and part of the Managers Family of Funds. The Trust was organized on June 18, 1999.

The Small/Micro Cap Fund and the Growth Fund have each established two classes of shares: Class A and Class C for the Small/Micro Cap Fund and Investor and Institutional Class for the Growth Fund. Investor Class shares of the Growth Fund are not currently being offered, and there are no such shares currently outstanding.

This SAI describes the financial history, management and operation of the Funds, as well as the Funds’ investment objectives and policies. It should be read in conjunction with the Funds’ current Prospectus. The Trust’s executive office is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Managers Investment Group LLC (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. See “Management of the Funds.”

Investments in the Funds are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INVESTMENT POLICIES

The following is additional information regarding the investment policies used by the Funds in an attempt to achieve their investment objectives as stated in each Fund’s Prospectus. The Funds are diversified, open-end management investment companies.

Under normal circumstances, the Small/Micro Cap Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in common and preferred stocks of small capitalization U.S. companies. The Small/Micro Cap Fund will provide shareholders with 60 days’ prior notice of any change in this policy.

Investment Techniques and Associated Risks

The following are descriptions of the types of securities and instruments that may be purchased by the Funds. The information below does not describe every type of investment, technique or risk to which the Funds may be exposed. The Funds reserve the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

(1) Cash Equivalents. Cash equivalents include certificates of deposit, bankers acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) or a savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

Repurchase Agreements. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally reflects the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into a repurchase agreement for a period of more than seven days.

Repurchase agreements are subject to certain risks that may adversely affect a Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, the Fund’s ability to dispose of the collateral may be delayed or limited.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

(2) Emerging Market Securities. All risks associated with investing in non-U.S. securities are further magnified when investing in emerging markets because these markets tend to have even less developed economic, monetary, banking, financial markets, legal, custody, financial reporting, auditing, social and political systems.

(3) Foreign Securities. Investments in securities of foreign issuers, whether directly or indirectly in the form of American Depositary Receipts or similar instruments, involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. The Funds may not purchase any foreign commercial paper subject to foreign withholding tax at the time of purchase.

Investors should be aware that the value of a Fund’s investments in foreign securities may be adversely affected by changes in political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect a Fund’s operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility.

Foreign Currency Considerations. Changes in foreign exchange rates will affect the U.S. dollar value of securities that are denominated in non U.S. currencies. In addition, a Fund’s income from foreign currency denominated securities is typically denominated in foreign currency. When a Fund receives income denominated in foreign currencies, it computes the U.S. dollar value of that income earned by the Fund for purposes of determining Fund distributions at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. dollar between the time that the Fund earns the income and the time that the income is converted into U.S. dollars, the Fund may be required to liquidate other assets in order to make up the shortfall.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon price and on a future date. The contract is usually between a bank and its customers. The contract may be denominated in U.S. dollars or may be a “cross-currency” contract. A cross-currency contract is a contract which is denominated in currency other than in U.S. dollars.

If a Fund enters into a forward currency exchange contract, the Fund’s custodian will segregate cash or marketable securities in an amount not less than the value of the Fund’s total assets committed to these contracts. Generally, the Funds will not enter into contracts that settle more than ninety (90) days later. The Funds may close out a currency contract position by entering into an offsetting currency contract with the counterparty to the original contract which may result in a gain or a loss.

The use of currency contracts entails certain risks. Currency markets may not move as predicted or the Funds may not be able to enter into an offsetting transaction when desired, resulting in losses.

(4) Futures Contracts.

When a Fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits and maintains initial margin equal to a specified percentage of the value of the contract until the contract is closed out. The Fund may either hold a futures contract position until the contract date or may enter into a closing transaction to terminate the contract prior to the contract date. When the Fund buys or sells a futures contract, it must also segregate liquid assets equivalent to the Fund’s outstanding obligation under the contract.

There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Equity Index Futures Contracts. An equity index futures contract is an agreement for a Fund to buy or sell an index relating to an equity securities index at a mutually agreed upon date and price.

Interest Rate Futures Contracts. An interest rate futures contract is an agreement to buy or sell fixed-income securities at a mutually agreed upon date and price.

The Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and, therefore, are not subject to registration or regulation as a pool operator under the CEA.

(5) Illiquid Securities, Private Placements and Certain Unregistered Securities. The Funds may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A under the 1933 Act. A Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. Subject to this limitation, the Funds may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered “illiquid” if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund’s portfolio. The price the Fund’s portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

Rule 144A securities may be determined to be illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis.

Investment in these securities entails the risk to a Fund that there may not be a buyer for these securities at a price which a Fund believes represents the security’s value should the Fund wish to sell the security. If a security a Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In addition, in these circumstances, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

(6) Obligations of Domestic and Foreign Banks.

Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

(7) Option Contracts.

Covered Call Options. The Funds may write (“sell”) covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts provided the options are listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine (9) months. The contract gives the buyer, in return for the premium paid to the Seller of the option, the right to buy the underlying security or contract at an agreed upon price from the option seller prior to the expiration of the option. The buyer can purchase the underlying security or contract at the agreed upon price regardless of its market price. A call option is considered “covered” if the party that is writing the option owns or has a right to immediately acquire the underlying security or contract.

The Funds may terminate its obligation under an outstanding written call option by making a “closing purchase transaction.” The Fund makes a closing purchase transaction when it buys a call option on the same security or contract that has the same price and expiration date. The Fund will realize a loss if the cost of the closing purchase transaction is more than the amount received from writing the option it is closing out. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that a secondary market will exist when the Fund seeks to make a closing purchase transaction.

There are costs and risks associated with writing covered call options. A Fund incurs brokerage expenses in writing to cover call options as well as fees for any purchases and sales of the underlying securities or contracts. Writing covered call options may increase a Fund’s portfolio turnover rate. If the value of the instrument underlying a covered call option written by the Fund increases above the option price, the Fund will not benefit from the appreciation. In addition, underlying market and securities prices may not perform as expected, resulting in losses to the Fund.

Covered Put Options. The Funds may write (“sell”) covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine (9) months. This contract gives the buyer, in return for a premium paid to the seller of the option, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the agreed upon price regardless of its market price. A put option is considered “covered” if the Fund that is writing the option has a short position with respect to the instrument underlying the option or has a right to immediately resell the underlying security or contract at a price equal to or greater than the put price. The seller of a put option assumes the risk of the decrease of the value of the underlying instrument and will not benefit from the effect of market price declines on its covering position. If the underlying instrument decreases in value, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

A Fund may terminate its obligation under an outstanding written option by making a “closing purchase transaction.” The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. The Fund will realize a loss if the cost of the closing purchase transaction is more than the amount received writing the option it is closing out. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that a secondary market will exist when the Fund seeks to make a closing purchase transaction.

There are costs and risks associated with writing covered put options. The Fund incurs brokerage expenses in writing covered put options as well as fees for any transactions in the options underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option. In addition, underlying market and securities prices may not perform as expected resulting in losses to the Fund.

Dealer Options. Dealer Options are also known as Over-the-Counter options (“OTC Options”). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The Subadvisor considers the creditworthiness and financial strength of the counterparty before entering into an OTC Option.

Puts and Calls. The Funds may buy options on individual stocks, equity indices and equity futures contracts. A Fund’s purpose in buying these puts and calls is to protect against the effect on its portfolio of adverse changes in market prices. A put option gives the buyer the right to sell a security or contract at an agreed upon date and price. A call option gives the buyer the right to purchase the option’s underlying instrument.

(8) Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a price and on a date mutually agreed upon between the parties. The price reflects interest at a rate in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), a reverse repurchase agreement is treated as a borrowing and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the term of the reverse repurchase agreement itself. The Fund will establish and maintain a segregated account with the Custodian consisting of liquid assets in an amount equal to the amount of its obligation under the reverse repurchase agreement.

(9) Preferred Stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

(10) Rights and Warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated time.

(11) Securities Lending. Each Fund may lend its portfolio securities in order to realize additional income. This lending is subject to a Fund’s investment policies and restrictions. Each Fund may lend its investment securities so long as (i) the loan is secured by collateral having a value at all times not less than 100% of the securities loaned, (ii) such collateral is marked to market on a daily basis, (iii) the loan is subject to termination by the Fund at any time, and (iv) the Fund receives reasonable interest on the loan. When cash is received as collateral, a Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on any such investment. The Funds may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of portfolio securities. In addition, voting rights may pass with the loaned portfolio securities, but if a material event occurs affecting an investment on loan, the loan will be recalled and the securities voted by the Fund.

(12) Segregated Accounts or Cover. Each Fund will comply with SEC guidelines regarding covering certain financial transactions, including options, futures contracts, options on futures, forward contracts, swaps and other derivative transactions, and will, if the guidelines require, segregate on its books cash or liquid assets in the prescribed amount as determined daily. In addition to the methods of segregating assets or otherwise “covering” such transactions described in this SAI, a Fund may cover the transactions using other methods currently or in the future permitted under the 1940 Act, the rules and regulations thereunder or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by a Fund.

Assets used as cover cannot be sold while the position in the corresponding instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover in accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

(13) Short Sales. A short sale is generally the sale of a security that the seller does not own. In order to engage in a short sale, a Fund arranges with a broker to borrow the security being sold short. A Fund must deposit with the broker collateral, consisting of cash, or marketable securities, to secure the Fund’s obligation to replace the security and segregate liquid assets, so that the total of the amounts deposited with the broker and segregated is equal to the current value of the securities sold short. In addition, the Fund must pay the broker any dividends or interest paid on the borrowed security during the time the short position is open. In order to close out its short position, the Fund will replace the security by purchasing the security at the price prevailing at the time of replacement. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than the costs associated with establishing, maintaining and closing out the short position. The Fund may also engage in “short sales against the box” which involve selling short a security in which the Fund currently holds a position or that the Fund has a right to acquire, while at the same time maintaining its current position in that security or retaining the right to acquire the security.

Short sales that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

(14) When-Issued Securities. The Funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the

Fund makes a commitment to purchase securities on a when-issued basis, it will record the transaction, reflect the daily value of the securities when determining its net asset value, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of its purchase price.

To facilitate these transactions, the Funds will maintain a segregated account with the Custodian containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from assets in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Funds. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Funds may not:

(1) Issue senior securities.

(2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) each Fund may purchase securities on margin to the extent permitted by applicable law.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

(4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund’s investment policies.

(6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for each Fund is adhered to at the time of investment or other transaction, a subsequent increase or decrease in the percentage resulting from a change in the value of each Fund’s assets will not constitute a violation of the restriction.

For purposes of investment restriction (1) above, issuing senior securities shall not be considered to include (without limitation): borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, and entering into repurchase agreements, reverse repurchase agreements, roll transactions and short sales, in accordance with the Fund’s investment policies.

For purposes of investment restriction (2) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.

Unless otherwise provided, for purposes of investment restriction (8) above, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by Standard & Poor’s and Morgan Stanley Capital International.

Portfolio Turnover

Generally, the Funds purchase securities for investment purposes and not for short-term trading profits. However, the Funds may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with each Fund’s investment objective. A higher degree of portfolio activity may increase brokerage costs to the Funds.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Funds’ portfolio holdings to third parties, other than disclosures that are consistent with the best interests of shareholders of the Funds. The Funds will disclose their portfolio holdings on a monthly basis on the 10th business day of each month by posting this information on the Funds’ website. The Chief Compliance Officer of the Funds may designate an earlier or later date for public disclosure of a Fund’s portfolio holdings. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Funds that the disclosures are in the best interests of shareholders of the Funds and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Funds), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of the Funds will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of shareholders of the Funds in connection with these disclosures.

Other than as follows, the Trust does not have any arrangements with any person to make available information about the Funds’ portfolio securities, and the Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

The Funds may regularly provide non-public portfolio holdings information to the following third parties in the normal course of their performance of services to the Funds: the Subadvisor; the independent registered public accounting firm (PricewaterhouseCoopers LLP); the Custodian (The Bank of New York); financial printers (R.R. Donnelly, Morton Graphics, Merrill Corp.); counsel to the Funds (Ropes & Gray LLP) or counsel to the Funds’ independent trustees (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisor and the Custodian. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm and financial printers on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information may be made to counsel to the Funds or counsel to the Funds’ independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Funds’ operations. In addition, the Funds may provide non-public portfolio holdings information to the following data providers, fund ranking/rating services, and fair valuation services: Lipper, Morningstar, and FT Interactive.

The entities to which the Funds voluntarily discloses portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Funds’ portfolio holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

Trustees and Officers of the Trust

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. Officers hold office at the pleasure of the Trustees.

Independent Trustees The Trustees shown in the table below are not “interested persons” of the Trust within the meaning of the 1940 Act:

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUNDS AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX * OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Jack W. Aber DOB: 9/9/37	Trustee since 1999	Professor of Finance, Boston University School of Management (1972-Present)	34	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

William E. Chapman, II DOB: 9/23/41	Trustee since 1999; Independent Chairman	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars); Interim Executive Vice President, QuadraMed Corporation (2001); President, Retirement Plans Group, Kemper Funds (1990-1998); Trustee of Bowdoin College (2002-Present)	34	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Edward J. Kaier DOB: 9/23/45	Trustee since 1999	Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-Present)	34	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Steven J. Paggioli DOB: 4/3/50	Trustee since 2004	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	34	Trustee, Professionally Managed Portfolios (22 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Trustee, Guardian Mutual Funds (28 portfolios)

Eric Rakowski DOB: 6/5/58	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present)	34	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUNDS AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX * OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Jack W. Aber DOB: 9/9/37	Trustee since 1999	Professor of Finance, Boston University School of Management (1972-Present)	34	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)

Thomas R. Schneeweis DOB: 5/10/47	Trustee since 2004	Professor of Finance, University of Massachusetts (1985-Present); Director, CISDM at the University of Massachusetts, (1996-Present); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-Present); Director of Research, URSA Capital (subsidiaries: Lyra/Starview Capital LLC), (2004-Present); Partner, Northampton Capital Management, LLC; Partner, TRS Associates (Sole Proprietorship) and member of Massachusetts Finance Institute (wholly owned subsidiary of Alternative Investment Analytics)	34	None

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Interested Trustees The Trustees shown in the table below are “interested persons” of the Trust within the meaning of the 1940 Act. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with the Investment Manager and Managers Distributors, Inc. Mr. Nutt is an interested person of the Trust within the meaning of the 1940 Act by virtue of his position with, and interest in securities of, Affiliated Managers Group, Inc.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUNDS AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX * OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Peter M. Lebovitz DOB: 1/18/55	Trustee since 2002 President since 1999	Managing Partner, Managers Investment Group LLC (2005-Present); President and Chief Executive Officer, The Managers Funds LLC (1999-2004); President, Managers Distributors, Inc. (2000-2006); Vice President, Managers Distributors, Inc. (2006-Present); President, The Managers Funds (1999-Present); President, Managers Trust I (2000-Present); President, Managers Trust II (2000-Present); Director of Marketing, The Managers Funds, LP (1994-1999); Director of Marketing, Hyperion Capital Management, Inc. (1993-1994); Senior Vice President, Greenwich Asset Management, Inc. (1989-1993)	34	None
William J. Nutt DOB: 3/30/45	Trustee since 2005	Chairman and Founder of Affiliated Managers Group, Inc., (1993-Present); Chief Executive Officer of Affiliated Managers Group, Inc. (1993-2004); Director, Affiliated Managers Group, Inc. (1993-Present); President of Affiliated Managers Group, Inc. (1993-1999); President and Chief Operating Officer, The Boston Company (1989-1993); Senior Executive Vice President, The Boston Company (1982-1989)	34	None

*	The Fund Complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Officers

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH FUNDS AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS

Bruce M. Aronow DOB: 5/31/65	Chief Financial Officer since 2005	Managing Partner, Managers Investment Group LLC (2005-Present); Chief Financial Officer, Managers Trust I, Managers Trust II and The Managers Funds (2005-Present); Executive Vice President and Chief Financial Officer and Principal, Rorer Asset Management (1999-2004); Chief Operating Officer, Rorer Asset Management (2001-2004); Staff Accountant, Manager and Partner, PricewaterhouseCoopers LLP (1987-1998)

Christine C. Carsman DOB: 4/2/52	Secretary since 2004	Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary, The Managers Funds and Managers Trust II and Clerk, Managers Trust I (2004-Present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)

Donald S. Rumery DOB: 5/29/58	Treasurer since 1999	Senior Vice President, Managers Investment Group LLC (2005-Present); Director, Finance and Planning, The Managers Funds LLC, (1994-2004); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, The Managers Funds (1995-Present) and Managers Trust I and Managers Trust II (2000-present); Clerk, Managers Trust I and Secretary, Managers Trust II (2000-2004) and The Managers Funds (1997-2004)

Colin J. Dean DOB: 3/6/77	Assistant Secretary since 2006	Associate Counsel, Affiliated Managers Group, Inc. (2005-Present); Assistant Secretary, The Managers Funds, Managers Trust I and Managers Trust II (2006-Present); Associate, Dechert LLP (2002-2005).

Trustee Share Ownership

	Dollar Range of Equity Securities in the Funds Beneficially Owned as of December 31, 2005	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies* Beneficially Owned as of December 31, 2005

Independent Trustees: Jack W. Aber William E. Chapman, II Edward J. Kaier Steven J. Paggioli Eric Rakowski Thomas R. Schneeweis	$10,001-$50,000 Over $100,000 Over $100,000 None None None	Over $100,000 Over $100,000 Over $100,000 Over $100,000 $50,001-$100,000 Over $100,000

Interested Trustees: William J. Nutt Peter M. Lebovitz	None $10,001-$50,000	None Over $100,000

*	The Family of Investment Companies consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Audit Committee: (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Funds’ financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust’s independent registered public accounting firm; (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audit of each Fund, and pre-approve the audit services provided by the independent registered public accounting firm; (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm matters bearing upon its status as “independent” under applicable standards of independence established from time to time by the Securities and Exchange Commission (“SEC”) and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met two times during the most recent fiscal year.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board of Trustees, including responsibility to make recommendations with respect to the following matters: (i) the nomination and selection of all individuals to be appointed or elected as Independent Trustees; (ii) the selection of an Independent Trustee to serve as the chairperson of the Trust; (iii) the compensation to be paid to Independent Trustees; (iv) the manner in which the Board of Trustees or the Independent Trustees will conduct self-evaluations; (v) the approval of advisory, subadvisory, distribution and other agreements with affiliated service providers; (vi) the approval of Rule 12b-1 plans, shareholder servicing plans and related agreements; and (vii) other matters that are appropriate for consideration by the Independent Trustees (and not otherwise the responsibility of the Audit Committee). It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of each Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund, 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Governance Committee met five times during the most recent fiscal year.

Trustees’ Compensation

Name of Trustee	Aggregate Compensation from the Funds (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Jack W. Aber	$508	$73,500
William E. Chapman, II (c)	$559	$81,000
Edward J. Kaier (d)	$514	$74,500
Steven J. Paggioli	$508	$73,500
Eric Rakowski	$508	$73,500
Thomas R. Schneeweis	$508	$73,500
Interested Trustees:
Peter M. Lebovitz	None	None
William J. Nutt	None	None

(a)	Compensation is calculated for the fiscal year ended May 31, 2006. The Funds do not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the 12-month period ending May 31, 2006 for services as Trustees of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.
(c)	Mr. Chapman receives an additional $10,000 annually for being the Independent Chairman.
(d)	Mr. Kaier receives an additional $2,000 annually for serving as Audit Committee Chairman.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of September 15, 2006, no entity or person “controlled” (within the meaning of the 1940 Act) either Fund. An entity or person that “controls” a Fund could have effective voting control over the Fund.

Principal Holders

As of September 15, 2006, the following persons or entities owned of record more than 5% of the outstanding shares the Funds:

Growth Fund – Institutional Class Shares

Name and Address	Percent
Mac & Co	17.2%
Mutual Fund Operations
Pittsburgh, PA 15230-3198

FX & Co	10.1%
Jersey City, NJ 07310-1639

Beth P. McNay	6.6%
Lincoln, MA 01773-2006

National Financial Services Corp	5.3%
Attn: Mutual Funds Dept, 5th Floor
New York, NY 10008-3751

Small/Micro Cap Fund – Class A Shares

Name and Address	Percent
Charles Schwab & Co Inc.	29.9%
San Francisco, CA 94104-4122

T Rowe Price Trust Co	16.9%
Baltimore, MD 21297-1215

Merrill Lynch, Pierce, Fenner & Smith Inc.	15.4%
Jacksonville, FL 32246-6484

Small/Micro Cap Fund – Class C Shares

Name and Address	Percent
Merrill Lynch, Pierce, Fenner & Smith Inc.	48.3%
Jacksonville, FL 32246-6484

Management Ownership

As of September 15, 2006, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of each Fund.

MANAGEMENT OF THE FUNDS

Investment Manager and Subadvisor

The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Investment Manager serves as investment manager to the Funds. The Investment Manager is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854. The Investment Manager is an indirect wholly-owned subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager, serves as distributor of the Funds.

As part of its services to the Funds under an investment management agreement with the Trust (the “Investment Management Agreement”), the Investment Manager also carries out the daily administration of the Trust and the Funds. For its investment management services, the Investment Manager receives an investment management fee from the Funds. All or a portion of the investment management fee paid by the Funds to the Investment Manager is used to pay the advisory fees of Essex Investment Management Company, Inc., the Subadvisor that manages the assets of the Funds (the “Subadvisor” or “Essex”). The Investment Manager receives no additional compensation from the Funds for its administration services. Essex was selected by the Investment Manager, subject to the review and approval of the Trustees. Essex was formed in 1976. AMG owns a majority interest in Essex. As of June 30, 2006, Essex’s assets under management totaled approximately $3.45. Essex’s address is 125 High Street, Boston, Massachusetts 02110.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with each Fund’s investment objective, policies and restrictions. Generally, the services which the Subadvisor provides to the Funds are limited to asset management and related record-keeping services. The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

The Subadvisor or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions, or markups, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the Fund’s Subadvisor participates. For underwritings where the Subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

Investment Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Funds under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more Subadvisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into Subadvisory Agreements with Essex with respect to each Fund (the “Subadvisory Agreements”).

The Investment Management Agreement and the Subadvisory Agreements shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Subadvisory Agreements may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), by the Investment Manager or (in the case of the Subadvisory Agreements) by the Subadvisor on not more than 60 days’ written notice to the other party and to the Fund. The Investment Management Agreement and the Subadvisory Agreements terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for:

•	developing and furnishing continuously an investment program and strategy for the Funds in compliance with each Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of the Funds;

•	determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Funds and what portion, if any, of the assets of the Funds shall be held in cash or cash equivalents;

•	making changes on behalf of the Trust in the investments of the Funds;

•	providing financial, accounting and statistical information required for registration statements and reports with the SEC; and

•	providing the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and recordkeeping.

Under the Subadvisory Agreements, the Subadvisor manages all of each Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Funds in accordance with the Funds’ investment objectives, policies, and investment restrictions. The Subadvisor provides these services subject to the general supervision of the Investment Manager and the Trustees. The provision of investment advisory services by the Subadvisor to the Funds will not be exclusive under the terms of the Subadvisory Agreements, and the Subadvisor will be free to and expect to render investment advisory services to others.

The Funds pay all expenses not borne by the Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Funds’ Custodian and transfer agent, independent auditors and legal counsel for the Funds and the Trust’s independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Subadvisory Agreements require the Subadvisor to provide fair and equitable treatment to the Funds in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Funds a position in any investment which any of the Subadvisor’s other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadvisor makes investment decisions for the Funds independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When a Fund and another client of a Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Funds.

The Investment Management Agreement provides that, in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to the Funds or any Fund shareholder for any act or omission in the course of, or connected with, the matters to which the Investment Management Agreement relates. Each Subadvisory Agreement provides that the Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadvisor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Subadvisor’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The Investment Manager has obtained from the SEC an exemptive order which permits the Investment Manager, subject to certain conditions, to enter into Subadvisory Agreements with unaffiliated Subadvisors approved by the Trustees but without the requirement of shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to the approval of the Trustees but without shareholder approval, to employ new unaffiliated Subadvisors for new or existing funds of the Trust, change the terms of a particular Subadvisory Agreement or continue the employment of existing Subadvisors after events that under the 1940 Act and the Subadvisory Agreement would be an automatic termination of the Subadvisory Agreement. Although shareholder approval will not be required for the termination of such Subadvisory Agreements, shareholders of a fund will continue to have the right to terminate such Subadvisory Agreements for the fund at any time by a vote of a majority of the outstanding voting securities of the fund.

Compensation of Investment Manager and Subadvisor by the Funds

As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Funds have agreed to pay the Investment Manager an investment management fee of 1.00% with respect to each Fund, which is computed daily as a percentage of the average of the value of the net assets of each Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Subadvisory Agreements, the Investment Manager has agreed to pay the Subadvisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the Funds equal to 1.00% of the average of the value of the net assets of each Fund, which is also computed daily and paid monthly. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from the Funds and does not increase the expenses of the Funds.

For the fiscal years ended May 31, 2005 and May 31, 2006, the net management fees paid under the Investment Management Agreement with respect to the Small/Micro Cap Fund were $54,675 and $129,065, respectively; no fees were paid for the fiscal year ending May 31, 2004. If the Investment Manager had not agreed to waive all or a portion of its fees in connection with a contractual agreement to limit the Small/Micro Cap Fund’s total annual operating expenses during the periods, the fees under the Investment Management Agreement would have been $75,258, $162,280 and $219,125 for the fiscal years ended May 31, 2004, May 31, 2005 and May 31, 2006, respectively. For the fiscal years ended October 31, 2003 and October 31, 2004, the period from November 1, 2004 through May 31, 2005 and the fiscal year ended May 31, 2006, the Growth Fund paid fees under the Investment Management Agreement of $728,179, $727,882, $292,399 and $355,348, respectively.

Fee Waivers and Expense Limitations

From time to time, the Investment Manager may agree to waive all or a portion of the fee it would otherwise be entitled to receive from a Fund and/or reimburse certain Fund expenses above a specified maximum amount. The Investment Manager may waive all or a portion of its fee and/or reimburse Fund expenses for a number of reasons, such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Subadvisor of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to the Fund. Each of the Investment Manager and the Subadvisor may also waive all or a portion of its fees from a Fund and/or reimburse Fund expenses for other reasons, such as attempting to make the Fund’s performance more competitive as compared to similar funds. The effect of the fee waivers and expense reimbursements in effect at the date of this SAI on Fund expenses is reflected under the heading “Fees and Expenses” located in the front of the Funds’ Prospectus. Voluntary fee waivers/expense limitations by the Investment Manager or by the Subadvisor may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or Subadvisor. Contractual fee waivers/expense limitations can only be terminated at the end of a term.

Portfolio Managers of the Funds (information as of May 31, 2006)

Small/Micro Cap Fund

Other Accounts Managed by the Portfolio Manager

Portfolio Manager: Nancy Prial

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	2	$63	0	$0
Other Pooled Investment Vehicles	4	$37.2	0	$0
Other Accounts	60	$471.5	0	$0

Growth Fund

Other Accounts Managed by the Portfolio Manager

Portfolio Manager: David Goss

Type of Account	Number Of Accounts Managed	Total Assets Managed ($millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($millions)
Registered Investment Companies	2	$71.1	0	$0
Other Pooled Investment Vehicles	1	$4	0	$0
Other Accounts	50	$1,337	0	$0

Potential Conflicts of Interest

Potential conflicts of interest may be presented in connection with the Portfolio Manager’s management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. Essex has established written policies and procedures relating to its investment management and trading practices, including its trade allocation practices, as part of Essex’s internal controls in order to prevent such conflicts of interest. These policies and procedures are contained in Essex’s Compliance Manual. The Compliance Manual includes a set of policies and procedures that are designed to assure that Essex complies with the requirements of the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and generally requires both Essex and its employees to deal with all clients in a fair and equitable manner. On occasion, Essex, its principals, or employees may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. Essex maintains a Code of Ethics that is designed to prevent conflicts that such individuals may have with client securities holdings and transactions.

Portfolio Manager Compensation

The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive fixed base salaries and receive a percentage of the firm’s profits through a profit-sharing/pension plan. Second, Essex’s professionals receive a year-end bonus based on their personal performance and Essex’s composite performance relative to peers and benchmark. Third, Essex offers a competitive benefit package including comprehensive family health coverage.

Essex’s yearly investment performance drives the portfolio managers’ incentive portion (“bonus”) of their compensation package. The portfolio managers’ bonus is based on absolute, relative, and risk-adjusted performance of their respective portfolios, including the performance of the Funds. The Small/Micro Cap Fund’s benchmark is the Russell 2000 Growth Index. The Growth Fund’s benchmark is the Russell 3000 Growth Index. In addition, the portfolio managers’ evaluation takes into account pre-tax performance, including the performance of the Funds, over 1-, 2- and 3- year periods. Sixty percent of the evaluation is based on performance of the portfolios and 40% is based on teamwork, communication, and other subjective criteria.

As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm’s future success.

Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.

Portfolio Manager Ownership of the Funds

Ms. Prial – Small/Micro Cap Fund - $10,001 to $50,000.

Mr. Goss – Growth Fund - $100,001 to $500,000.

Proxy Voting Policies and Procedures

Proxies for the Funds’ portfolio securities are voted in accordance with Essex’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager generally votes the proxy as recommended by the Cash Sweep Fund’s directors.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available: (i) without charge, by calling (800) 548-4539; and (ii) on the SEC’s website at http://www.sec.gov.

Reimbursement Agreement

Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Funds. Pursuant to a Reimbursement Agreement between the Investment Manager and the Subadvisor, the Subadvisor compensates the Investment Manager for the administrative services it provides to the Funds.

Codes of Ethics

The Trust, the Investment Manager, MDI and the Subadvisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Distribution Arrangements

Under an Underwriting Agreement between MDI and the Trust, MDI serves as the principal underwriter for the Funds. Shares of the Funds will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI or services agreements with the Investment Manager. Subject to the compensation arrangement discussed below, MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act). MDI is not obligated to sell any specific amount of shares of any Fund. MDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”).

For sales of Institutional Class shares of the Growth Fund, MDI may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. MDI or its affiliates out of their own assets will make all of the above payments. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sales.

MDI’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Distribution and Service Plans. The Trust has adopted a distribution and service plan with respect to the Class A and Class C shares of the Small/Micro Cap Fund and Investor Class shares of the Growth Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges. Investor Class shares of the Growth Fund are not currently being offered, and there are no such shares currently outstanding. Institutional Class shares of the Growth Fund are sold without a sales load and are not subject to the expenses of any Rule 12b-1 Plan of Distribution.

Pursuant to the Plan, each Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% annually of the Small/Micro Cap Fund’s average daily net assets attributable to its Class A shares. The Plan authorizes payments to MDI up to 1.00% annually of the Small/Micro Cap Fund’s average daily net assets attributable to its Class C shares. The Plan authorizes payments to MDI up to 0.25% annually of the Growth Fund’s average daily net assets attributable to its Investor Class shares.

The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of the Small/Micro Cap Fund or by Investor Class shares of the Growth Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of shares of that class owned by clients of such broker, dealer or financial intermediary.

In accordance with the terms of the Plan, MDI provides to each Fund, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of the Plan, they will review the level of compensation the Plan provides in considering the continued appropriateness of the Plan.

Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent under the Plan without approval of the shareholders of relevant Fund, and material amendments to the Plan must also be approved by the Trustees in a manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a majority of the outstanding voting securities of the relevant Fund. The Plan will automatically terminate in the event of its assignment.

During the year ended May 31, 2006, the Small/Micro Cap Fund and the Growth Fund made payments under the Plan in the amount of $57,383 and $1,126, respectively, for advertising; printing and mailing prospectuses to prospective shareholders; compensation to underwriters, broker-dealers and sales personnel; and interest, carrying or other financing charges.

Finder’s Fee Commissions. Financial intermediaries who sell $1 million or more of Class A shares of the Essex Small/Micro Cap Growth Fund may receive a finder’s fee. With respect to sales Class A shares of the Fund, such fees are paid with respect to the initial purchase price in accordance with the following schedule:

Investment Amount	Finder’s Fee
$1,000,000 to $3,999,999	Up to 1%
$4,000,000 to $49,999,999	Up to 0.50%
$50,000,000 or more	Up to 0.25%

Custodian

The Bank of New York (the “Custodian”), 2 Hanson Place, Brooklyn, New York 10286, is the Custodian for the Funds. The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the name of each Fund, receiving for deposit into such accounts payments for shares of each Fund, collecting income and other payments due each Fund with respect to portfolio securities and paying out monies of the Funds.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

PFPC, Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769, is the transfer agent (the “Transfer Agent”) for the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each Fund, assists in the preparation and/or review of the each Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreements provide that the Subadvisor place all orders for the purchase and sale of securities held in each Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Funds, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause the Funds to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. The Funds may purchase and sell portfolio securities through brokers who provide the Subadvisor with research services.

The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of its receipt, if any, of such brokerage and research services. Generally, the Subadvisor does not provide any services to the Funds except portfolio investment management and related record-keeping services.

Brokerage Commissions

For the fiscal years ended May 31, 2004, May 31, 2005 and May 31, 2006, the Small/Micro Cap Fund paid brokerage commissions of $102,245, $196,422 and $297,820, respectively. For the fiscal years ended October 31, 2003 and October 31, 2004, the period from November 1, 2004 through May 31, 2005 and the fiscal year ended May 31, 2006, the Growth Fund paid brokerage commissions of $402,602, $164,396, $234,751 and $101,356, respectively.

Brokerage Recapture Arrangements

The Trust has entered into arrangements with various brokers pursuant to which a portion of the commissions paid by the Funds may be directed by the Funds to pay expenses of the Funds. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Funds. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Funds and not to expenses of the Investment Manager or the Subadvisor.

Fund Ownership of Broker-Dealer Securities

The Growth Fund owned, as of May 31, 2006, securities issued by a “regular broker-dealer” of the Fund, as that term is defined in Rule 10b-1 under the 1940 Act, or by the parents of regular broker-dealers. The Growth Fund held $375,413 of securities of Merrill Lynch & Co., Inc. as of May 31, 2006.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts with the Funds through their financial planners or investment professionals, or through the Trust in circumstances as described in the current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

The Investment Manager and/or MDI may pay compensation (out of their own funds and not as an expense of a Fund) to certain affiliated or unaffiliated brokers, dealers or other financial intermediaries or service providers in connection with the sale or retention of Fund shares and/or shareholder servicing. This compensation may provide such affiliated or unaffiliated entities with an incentive to favor sales of shares of a Fund over other investment options. Any such payments will not change the net asset value or the price of a Fund’s shares.

Purchase orders received by the Trust by 4:00 p.m. New York Time, at the address listed in the current Prospectus on any Business Day will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Investment Manager will also receive that day’s offering price, provided the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar-day period, such shareholder may exchange such shares into any series of the Trust described in this SAI. The 15 calendar-day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Funds and MDI reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange (“NYSE”) on that day. Redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Funds will also be redeemed at the net asset value computed that day, provided the orders the processing organization transmits to the Funds were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Trust reserves the right to redeem shareholder accounts (after 60 days’ notice) when the value of the Fund shares in the account falls below $500 with respect to Class A or Class C shares of the Small/Micro Cap Fund or Investor Class shares of the Growth Fund, or $100,000 with respect to the Institutional Class shares of the Growth Fund, due to redemptions. Whether the Trust will exercise the right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of the Funds to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Funds, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Funds of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

As described in the Prospectus, an investor may exchange Class A or C shares of the Small/Micro Cap Fund into shares of the same class of any of the other funds managed by the Investment Manager or for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). An investor may exchange Investor or Institutional Class shares of the Growth Fund for shares of other funds managed by the Investment Manager that are not subject to a sales charge (load). Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. Since an exchange is the sale of shares of the Funds and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from redemption become available. Shareholders subject to federal income tax may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

Reductions and Waivers of Sales Charges – Small/Micro Cap Fund

Reduction of Small/Micro Cap Fund Class A Sales Charge

Rights of Accumulation. The Small/Micro Cap Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase shares of the Small/Micro Cap Fund at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser’s holdings of shares of the Small/Micro Cap Fund and any other funds managed by the Investment Manager. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

Letter of Intent. Any shareholder may qualify for a reduced sales charge on purchases of shares made within a 13-month period pursuant to a Letter of Intent (LOI). The LOI may be back-dated by up to 90 days to include prior purchases, but may not cover more than 13 months in total. For example, this means that a shareholder who signs the LOI back-dated 60 days has 11 months to complete the intent. Class A shares of the Small/Micro Cap Fund acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Small/Micro Cap Fund Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of the Managers Family of Funds owned by the shareholder. Such value is determined based on the net asset value on the date of the LOI. During the term of an LOI, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Small/Micro Cap Fund to sell the indicated amount of the LOI. If a Small/Micro Cap Fund Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Small/Micro Cap Fund Class A shares for the shareholder’s account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Small/Micro Cap Fund Class A shareholder does not within 20 days after a written request by the Transfer Agent pay such difference in sales charge, the Transfer Agent will redeem an appropriate number of escrowed shares in order to realize such difference. Additional information about the terms of the LOI are available from your broker, dealer or other financial intermediary or from the Transfer Agent at (800) 986-3384.

Waiver of Small/Micro Cap Fund Class A Initial Sales Charge

No sales charge is imposed on sales of Small/Micro Cap Fund Class A shares to certain investors. However, in order for the Small/Micro Cap Fund Class A sales charge waivers to be effective, the Transfer Agent must be notified of the waiver when the purchase order is placed. The Transfer Agent may require evidence of your qualification for the waiver. No sales charge is imposed on the following investments:

•	Additional investments by accounts established prior to March 1, 2006 (the date on which the Small/Micro Cap Fund’s existing share class was redesignated Class A shares);

•	By current or retired officers and trustees of the Trust and other funds in the Managers Family of Funds, as well as their family members;

•	By current or retired officers, directors and employees of AMG and certain participating affiliated companies of AMG, and the immediate family members of any such officer, director or employee (including parents, grandparents, spouse, children, grandchildren, siblings, father-in-law, mother-in-law, sister/brother-in-law, daughter/son-in-law, niece, nephew, and domestic partners), and a trust or plan established primarily for the benefit of any of the foregoing persons;

•	By any participant in (i) a tax qualified retirement plan provided that the initial amount invested by the plan totals $500,000 or more, the plan has 50 or more employees eligible to participate at the time of purchase, or the plan certifies that it will have projected annual contributions of $200,000 or more; or (ii) by one of a group of tax qualified employee benefit plans that purchase through an omnibus account relationship with the Small/Micro Cap Fund maintained by a single service provider, provided that such plans make an aggregated initial investment of $500,000 or more;

•	By an omnibus account established by a sponsor for tax-qualified employee benefit plans where the sponsor provides recordkeeping services for the plans, and has entered into an agreement with MDI, the Investment Manager or the Trust in connection with such account;

•	By an omnibus account established by an administrator for tax-qualified employee benefit plans where the administrator provides recordkeeping and administrative services for the plans, and has entered into an agreement with MDI or the Investment Manager in connection with such account;

•	By brokers, dealers, and other financial intermediaries that have selling agreements with MDI or services agreements with the Investment Manager;

•	By any charitable organization, state, county, city, or any instrumentality, department, authority or agency thereof which has determined that Small/Micro Cap Fund Class A is a legally permissible investment and which is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company;

•	By one or more members of a group of at least 100 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor children of such persons, pursuant to a marketing program between MDI and such group;

•	Through an investment advisor who makes such purchases through a broker, dealer, or other financial intermediary (each of which may impose transaction fees on the purchase), or by an investment advisor for its own account or for a bona fide advisory account over which the investment advisor has investment discretion;

•	Through bank trust departments or trust companies on behalf of bona fide trust or fiduciary accounts by notifying MDI in advance of purchase; a bona fide advisory, trust or fiduciary account is one which is charged an asset-based fee and whose purpose is other than purchase of Small/Micro Cap Fund shares at net asset value;

•	By purchasers in connection with investments related to a bona fide medical savings account; or

•	By an account established under a wrap fee or asset allocation program where the accountholder pays the sponsor an asset-based fee.

Small/Micro Cap Fund Class C shares are offered without an initial sales charge to investors. However, a CDSC may apply if the shares are sold within 12 months of purchase.

Waivers of Contingent Deferred Sales Charge for Small/Micro Cap Fund

With respect to the Small/Micro Cap Fund, to obtain a waiver of the contingent deferred sales charge, you must notify the Transfer Agent, who may require evidence of your qualification. The contingent deferred sales charge will not apply to:

•	Benefit payments under Retirement Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans.

•	Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts to shareholders who have attained the age of 70 1/2 (waiver applies only to amounts necessary to meet the required minimum amount).

•	Death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of the shareholder if such shares are redeemed within one year of death or determination of disability.

•	Payments under a Systematic Withdrawal Plan (“SWP”) not to exceed 10% of the account value per year. The 10% threshold will be calculated as of the date of the initial SWP payment, and re-calculated annually on the anniversary date thereof. Shares acquired from dividend and capital gain reinvestment are included in calculating the account value and the 10% threshold. If the total of such SWP payments within the twelve months subsequent to a calculation date exceeds the 10% threshold, then the entire SWP for the period shall be subject to the applicable sales load. To qualify for SWP treatment, an account must have a minimum value of $25,000 at inception of the Plan.

Net Asset Value

The Funds compute their net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of each class of the Funds is equal to the value of each Fund’s assets attributable to that class minus liabilities allocable to that class divided by that class’s shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted sale price or, lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of shares of the Funds, and no compensation or other consideration is received by the Funds, the Investment Manager or any other party in this regard.

Dividends and Distributions

The Funds declare and pay dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN FEDERAL INCOME TAX MATTERS

The following summary of certain federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN A FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of the Funds—in General

Each Fund intends to qualify and to elect to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code. To so qualify and elect, each Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, or income from certain publicly traded partnerships (all such income, “Qualifying Income”); and (b) invest the Fund’s assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets is invested in the securities (other than Government securities or the securities of other regulated investment companies) of (x) any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses or (y) in the securities of one or more “qualified publicly traded partnerships” as the term is defined in the Code.

If a Fund were to fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions by the Fund, including any distributions of net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Furthermore, if shareholders were to receive a distribution in excess of current or accumulated earnings and profits, they would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder’s basis in the shareholder’s shares would be taxable as gain realized from the sale of such shares. The Fund could be required to recognize unrealized gains, to pay substantial taxes and interest and to make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund qualifies as a regulated investment company, the Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year each Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by a Fund that is subject to corporate tax will be considered to have been distributed by year-end. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Funds’ Investments

Original Issue Discount; Market Discount. For federal income tax purposes, some debt securities with a fixed maturity date of more than one year from the date of issue (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issue) that are purchased by a Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and generally can be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Accrued original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not cash on the debt security is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest.

Debt securities may be purchased by a Fund at a discount that exceeds the original issue discount, if any, minus any original issue discount previously accrued on the securities at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In general, in the case of a debt security that has a fixed maturity date of more than one year from the date of issue and has market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. A Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently.

Derivatives. A Fund’s use of derivatives (if any) may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. A Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

Futures and Options Transactions. Certain of each Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income, and require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as part short-term and part long-term gain or loss, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, futures contracts, options on futures contracts, options on securities, and options on security indices. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and to prevent disqualification of the Fund as a regulated investment company.

Hedging Transactions. Each of the Funds intends to engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, to accelerate the recognition of certain gains and losses, and to defer the recognition of certain losses. For example, the tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for “mixed straddles” (described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When a Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund’s risk of loss with respect to another position held by the Fund that is not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a “mixed straddle” that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of a Fund’s securities and conversion of short-term capital losses into long-term capital losses. A Fund may make certain tax elections for its “mixed straddles” that could alter certain effects of section 1256 or section 1092.

Foreign Currency Transactions. Each Fund may elect to treat gains or losses from certain foreign currency positions as capital gains or losses; net short-term gains arising therefrom, to the extent not offset by capital losses, together with profits from foreign currency positions producing ordinary income for which such an election is not made, will be taxable as ordinary income. A Fund’s transactions in foreign currencies or foreign currency-denominated instruments are likely to produce a difference between the Fund’s book income and the Fund’s taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate income tax liability at the Fund level.

Tax Implications of Certain Investments. Certain of a Fund’s investments will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

The character of a Fund’s taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which a Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of a Fund.

Federal Income Taxation of Shareholders

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned or is considered to have owned for one year or less will be taxable to shareholders as ordinary income. For taxable years beginning before January 1, 2011, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. For some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as “qualified dividend income” (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of a Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

A portion of the dividends paid by the Funds to shareholders that are corporations may be eligible for the 70% dividends-received deduction.

Any dividend declared in October, November or December of any calendar year and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31 of such calendar year, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by a Fund can result in a reduction in the fair market value of the Fund’s shares. Should a distribution reduce the fair market value below a shareholder’s cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income, qualified dividend income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

Foreign Taxes

Dividend or interest income received from securities of a non-U.S. issuer may be withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries is not known.

Foreign Shareholders

Capital Gain Dividends will not be subject to withholding of federal income tax. In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. To qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of a Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

Backup Withholding

Each Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

Tax-Exempt Investors

If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (collectively, “Tax-Exempt Investors”) incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income (“UBTI”). In that case, the UBTI portion of the Tax-Exempt Investor’s income from its investment in a Fund for the year generally would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor’s average acquisition debt balance to the average tax basis of its shares for the year.

State and Local Taxes

Each Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisors concerning the foregoing state and local tax consequences of investing in the Funds.

Other Taxation

Each Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor either Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE APPLICATION OF THE PROVISIONS OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN A FUNDS IN LIGHT OF THEIR PARTICULAR TAX SITUATIONS.

OTHER INFORMATION

Massachusetts Business Trust

Each Fund is a series of a “Massachusetts business trust.” A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of each Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of each Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee, agent or shareholder of the Funds is liable to any third persons in connection with the affairs of the Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated, the Trust’s Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Funds represent separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of two classes of shares of the Small/Micro Cap Fund – Class A and Class C and two class of shares of the Growth Fund – Investor and Institutional Class.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Funds or assets of another series, if applicable. Each share of the Funds represents an equal proportional interest in the relevant Fund with each other share. Upon liquidation of the Funds, shareholders are entitled to share pro rata in the net assets of the Funds available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Funds have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of each Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of a Fund having a net asset value of at least $25,000 or at least 1% of the Trust’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of such additional series, to the extent required by the 1940 Act.

Additional Information

This SAI and the Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in the SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this SAI, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or MDI. The Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or MDI to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

Each Fund’s audited Financial Statements for the fiscal year ended May 31, 2006 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Registered Public Accounting Firm by PricewaterhouseCoopers LLP, are incorporated by reference into this SAI from each Fund’s Annual Report for the fiscal year ended May 31, 2006, each filed with the SEC. The Funds’ Annual and Semi-Annual Reports are available without charge by calling the Funds at (800) 548-4539 or by visiting the Funds’ website at www.managersinvest.com or on the SEC’s website at www.sec.gov.

APPENDIX A

Essex Investment Management Company, LLC

Policies and Procedures for Proxy Voting

Essex Investment Management Company, LLC (EIM) has a contractual agreement with Institutional Shareholders Services (ISS). This service votes proxies for about 300+ institutional and individual clients. In addition, our institutional clients are actually voted according to an agreed upon voting defaults for both Taft-Hartley Union/Public Plan Sponsors and all other clients. Under both services, Essex Investment Management Company, LLC can override a specific proxy vote should we feel the situation is warranted.

Voting Philosophy:

Taft-Hartley/Public Plan Sponsors: Proxy Voter Services (PVS), an independent division of ISS, serves designated Taft-Hartley funds, public plan sponsors and their investment managers with comprehensive proxy voting services. PVS votes proxies in the best long-term economic interest of the plan participants and beneficiaries, conforming to AFL-CIO voting guidelines. In addition to the actual voting process, PVS provides a well researched analysis that meets the fiduciary duty to protect plan assets as required by the U. S. Department of labor and Employee Retirement Income Security Act of 1974.

All other Clients: ISS Voting Agent Service (VAS), an independent division of ISS, serves designated clients with comprehensive proxy voting services. The proxy voting is based on an agreed upon voting criteria that we believe will be in the best interest of the plan participant or individual’s best economic interest. This also meets the fiduciary duty to protect plan assets as required by the U. S. Department of labor and Employee Retirement Income Security Act of 1974.

ISS Proxy Voting Guidelines Summaries for both PVS and VAS voting criteria are available to all clients of EIM upon request.

Operational Procedures:

Account Set-up: Upon legal confirmation that Essex will vote proxies for a new client, EIM will provide the client’s custodian with the appropriate mailing address for the proxy ballots. EIM routinely receives voting reports from ISS to assure that all eligible clients are voting

Proxy Voting Reporting: In accordance with recent Security and Exchange Commission

(SEC), EIM is able to provide detailed voting results for a specific client upon request. The detail would include:

1.	The name of the issuer of the portfolio

2.	The CUSIP of the portfolio security

3.	The shareholder meeting date

4.	A description of the matter voted on

5.	Whether the matter was proposed by the issuer or by a security holder

6.	How the proxy question was voted: For or Against the proposal, Abstain or Not Voted, for or withhold regarding election of specific directors.

7.	Whether the vote that was cast was For or Against management’s recommendation.

Account Closing or Discontinuance of Proxy Voting: Should an account terminate EIM as an investment adviser or the client wishes to discontinue Essex as a voting agent, we notify the client custodian and ISS that EIM is no longer the voting agent

PART C

To the Registration Statement of

Managers AMG Funds (the “Trust”)

Item 23. Exhibits.

Exhibit No.	Description
a.1	Master Trust Agreement dated June 18, 1999. (i)

a.2	Amendment No. 1 to Master Trust Agreement. (ii)

a.3	Amendment No. 2 to Master Trust Agreement. (ii)

a.4	Amendment No. 3 to Master Trust Agreement. (iv)

a.5	Amendment No. 4 to Master Trust Agreement. (iv)

a.6	Amendment No. 5 to Master Trust Agreement. (v)

a.7	Amendment No. 6 to Master Trust Agreement. (vi)

a.8	Amendment No. 7 to Master Trust Agreement. (ix)

a.9	Amendment No. 8 to Master Trust Agreement. (xi)

a.10	Amendment No. 9 to Master Trust Agreement. (xii)

a.11	Amendment No. 10 to Master Trust Agreement (dated December 3, 2004). (xvi)

a.12	Amendment No. 10 [sic] to Master Trust Agreement (dated September 12, 2003. (xxi)

a.13	Amendment No. 11 to Master Trust Agreement. (xviii)

a.14	Amendment No. 13 to Master Trust Agreement. (xxi)

a.15	Amendment No. 14 to Master Trust Agreement. (xxi)

a.16	Amendment No. 15 to Master Trust Agreement. (xxi)

a.17	Amendment No. 16 to Master Trust Agreement. (xxiii)

b.	By-Laws of the Trust dated June 18, 1999. (i)

c.	Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j), 4.2(k), 4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3 and Article V of the Master Trust Agreement are included in Exhibit a. (i)

d.1	Investment Management Agreement between the Registrant and Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”), dated as of October 19, 1999. (ii)

d.2	Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to the Essex Aggressive Growth Fund, dated as of October 19, 1999. (ii)

d.3	Form of Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to the Rorer Large-Cap Fund. (vi)

d.4	Form of Sub-Advisory Agreement between Managers and Rorer Asset Management, LLC with respect to the Rorer Large-Cap Fund dated December 5, 2001. (vi)

d.5	Form of Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to the Systematic Value Fund. (ix)

d.6	Form of Sub-Advisory Agreement between Managers and Systematic Financial Management, L.P. with respect to the Systematic Value Fund. (ix)

d.7	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the Essex Small/Micro Cap Growth Fund (formerly, Burridge Small Cap Growth Fund). (xi)

d.8	Form of Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to Essex Small/Micro Cap Growth Fund. (xxi)

d.9	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to Essex Large Cap Growth Fund. (xiii)

d.10	Form of Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to Essex Large Cap Growth Fund. (xiii)

d.11	Form of Investment Advisory Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xvi)

d.12	Form of Subadvisory Agreement between Managers and TimesSquare Capital Management, LLC with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xvi)

e.1	Distribution Agreement between the Registrant and Managers Distributors, Inc., dated April 1, 2001. (viii)

e.2	Intentionally omitted.

e.3	Intentionally omitted.

e.4	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

e.5	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Essex Aggressive Growth Fund and Systematic Value Fund. (ix)

e.6	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to the Burridge Small Cap Growth Fund. (xi)

e.7	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Essex Large Cap Growth Fund. (xiii)

e.8	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to TimesSquare Mid Cap Growth Fund. (xvi)

e.9	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Systematic Value Fund and Essex Small/Micro Cap Growth Fund. (xxi)

f.	Not applicable.

g.	Custodian Agreement between the Registrant and The Bank of New York. (xii)

h.1	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Mid Cap Growth Fund. (xvi)

h.2	Form of Administration Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xvi)

h.3	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Small Cap Growth Fund. (xvii)

h.4	Transfer Agency and Service Agreement between the Registrant and PFPC, Inc. (xviii)

h.5	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Systematic Value Fund. (xxi)

h.6	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Essex Small/Micro Cap Growth Fund. (xxi).

i.1	Opinion and Consent of Goodwin Procter LLP with respect to the Investor and Institutional Class shares of the Essex Aggressive Growth Fund. (x)

i.2	Opinion and Consent of Goodwin Procter LLP with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

i.3	Opinion and Consent of Goodwin Procter LLP with respect to the Systematic Value Fund. (ix)

i.4	Opinion and Consent of Goodwin Procter LLP with respect to the Burridge Small Cap Growth Fund. (xi)

i.5	Opinion and Consent of Goodwin Procter LLP with respect to Essex Large Cap Growth Fund. (xiii)

i.6	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Mid Cap Growth Fund. (xvi)

i.7	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Small Cap Growth Fund. (xvii)

i.8	Opinion and Consent of Ropes & Gray LLP with respect to Essex Small/Micro Cap Growth Fund and Systematic Value Fund. (xxi)

j.	Consent of PricewaterhouseCoopers LLC – filed herewith.

k.	Not Applicable.

l.1	Power of Attorney for the Trustees of the Registrant. (xix)

l.2	Power of Attorney for Peter M. Lebovitz and Donald S. Rumery. (xiii)

l.3	Power of Attorney for Bruce Aronow. (xix)

m.1	Plan of Distribution Pursuant to Rule 12b-1, dated as of October 15, 1999. (ii)

m.2	Addendum to Plan of Distribution Pursuant to Rule 12b-1 with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

m.3	Addendum to Plan of Distribution Pursuant to Rule 12b-1 with respect to Systematic Value Fund and Essex Small/Micro Cap Growth Fund. (xxi)

n.1	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to TimesSquare Small Cap Fund and TimesSquare Mid Cap Fund. (xvi)

n.2	Amended Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Systematic Value Fund, Essex Small/Micro Cap Growth Fund and Systematic Mid Cap Value Fund, filed herewith.

n.3	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Essex Growth Fund. (xxiii)

o.	Not applicable.

p.1	Code of Ethics of Managers AMG Funds. (xx)

p.2	Code of Ethics of Managers and Managers Distributors, Inc. (xxii)

p.3	Code of Ethics of Systematic Financial Management, L.P. (xxi)

p.4	Code of Ethics of TimesSquare Capital Management, LLC. (xvi)

p.5	Code of Ethics of Essex Investment Management Company, LLC. (xxi)

p.6	Code of Ethics of Rorer Asset Management, LLC. (xviii)
(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed August 6, 1999).

(ii)	Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 21, 1999).

(iii)	Filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed September 15, 2000).

(iv)	Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed November 14, 2000).

(v)	Filed as an exhibit to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed February 20, 2001).

(vi)	Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 5, 2001).

(vii)	Filed as an exhibit to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 19, 2001).

(viii)	Filed as an exhibit to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 31, 2001).

(ix)	Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 17, 2002).

(x)	Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 30, 2002), under the same exhibit number.

(xi)	Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed April 11, 2002).

(xii)	Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 31, 2003).

(xiii)	Filed as an exhibit to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed April 29, 2003).

(xiv)	Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed March 1, 2004).

(xv)	Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 1, 2004).

(xvi)	Filed as an exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 10, 2004).

(xvii)	Filed as an exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 23, 2004).

(xviii)	Filed as an exhibit to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed March 1, 2005).

(xix)	Filed as an exhibit to the Registration Statement of Managers Trust II on Form N-1A, Registration Nos. 033-43089 and 811-06431 (filed August 1, 2005).

(xx)	Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 29, 2005).

(xxi)	Filed as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed February 28, 2006).

(xxii)	Filed as an exhibit to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed May 1, 2006).

(xxiii)	Filed as an exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed June 28, 2006).

Item 24. Persons Controlled by or Under Common Control with Registrant.

None.

Item 25. Indemnification.

Under Article VI of the Registrant’s Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office (“Disabling Conduct”); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the “1940 Act”). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

Managers Investment Group LLC (f/k/a The Managers Funds LLC) (“Managers”), a registered investment adviser, serves as investment manager to the Trust. Managers is an indirect, wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”) and AMG serves as its Managing Member. Managers serves as an investment manager to investment companies registered under the 1940 Act and to various separate accounts. Managers also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of Managers Investment Group LLC, are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of this Form ADV is 801-56365.

Managers hires Subadvisor(s) for each Fund of the Trust. The business and other connections of the officers and directors of each Subadvisor are listed in their respective Schedules A and D of their Forms ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below.

Subadvisor	File Number
Essex Investment Management Company, LLC	801-55496
Rorer Asset Management, LLC	801-56110
Systematic Financial Management, L.P.	801-48908
TimesSquare Capital Management, LLC	801-63492

Item 27. Principal Underwriters.

(a)	Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for The Managers Funds, Managers Trust I and Managers Trust II.

(b)	The following information relates to the directors, officers and partners of Managers Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Nathaniel Dalton c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

Daniel J. Shea c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

John Kingston, III c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director and Secretary	None

John Streur c/o Managers Investment Group LLC 333 W. Wacker Drive, Suite 1200 Chicago, Illinois 60606	President	None

Peter M. Lebovitz c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Vice President	Trustee and President

Donald S. Rumery c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Treasurer	Treasurer and Principal Accounting Officer

(c)  Not applicable.

Item 28. Location of Accounts and Records.

The accounts and records of the Registrant are maintained at the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854, at the offices of the Custodian, The Bank of New York, 2 Hanson Place, Brooklyn, New York 10286, at the offices of the Transfer Agent, PFPC, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 and at the offices of each Subadvisor at the address listed in the current Form ADV on file of each (see Item 26 for ADV file numbers).

Item 29. Management Services.

There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

Item 30. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk and State of Connecticut, on the 29th day of September, 2006.

MANAGERS AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Jack W. Aber*	Trustee	September 29, 2006
Jack W. Aber

/s/ William E. Chapman, II*	Trustee	September 29, 2006
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	September 29, 2006
Edward J. Kaier

/s/ William J. Nutt*	Trustee	September 29, 2006
William J. Nutt

/s/ Steven J. Paggioli*	Trustee	September 29, 2006
Steven J. Paggioli

/s/ Thomas R. Schneeweis*	Trustee	September 29, 2006
Thomas R. Schneeweis

/s/ Eric Rakowski*	Trustee	September 29, 2006
Eric Rakowski

/s/ Peter M. Lebovitz*	Trustee and President	September 29, 2006
Peter M. Lebovitz	(Principal Executive Officer)

/s/ Bruce M. Aronow*	Chief Financial Officer	September 29, 2006
Bruce M. Aronow	(Principal Financial Officer)

/s/ Donald S. Rumery	Treasurer	September 29, 2006
Donald S. Rumery	(Principal Accounting Officer)

*By:	/s/ Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: September 29, 2006

Exhibit Index

n.2	Amended Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Systematic Value Fund, Essex Small/Micro Cap Growth Fund and Systematic Mid Cap Value Fund

j.	Consent of PricewaterhouseCoopers LLC